United  States
Securities  and  Exchange  Commission
Washington,  D.C.  20549

Form  N-Q

Quarterly  Schedule  of  Portfolio  Holdings  of  Registered
Management  Investment  Company

Investment  Company  Act  file  number         811-04087
                                      ---------------------

Exeter  Fund,  Inc.
---------------------------------------------------------
(Exact  name  of  registrant  as  specified  in  charter)

1100  Chase  Square,  Rochester,  New  York                          14604
--------------------------------------------------------------------------------
(Address  of  principal executive offices)                            (zip code)

B.  Reuben  Auspitz              1100  Chase  Square,  Rochester, New York 14604
--------------------------------------------------------------------------------
(Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:  585-325-6880
                                                        ------------------

Date  of  fiscal  year  end:  October  31,  2005
                            --------------------------

Date  of  reporting  period:  January  31,  2005
                            ---------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided by Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item  1:  Schedule  of  Investments





INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                               SHARES/
EQUITY SERIES                                             PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------  -----------------  -------

COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 22.5%
HOTELS, RESTAURANTS & LEISURE - 2.9%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .              1,025  $59,040
                                                                           ---------

MEDIA - 9.9%
Cablevision Systems Corp. - Class A* . . . . . . . . . .              3,250   89,018
The E.W. Scripps Co. - Class A . . . . . . . . . . . . .                850   39,406
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . .              3,900   70,200
                                                                           ---------
                                                                             198,624
                                                                           ---------

SPECIALTY RETAIL - 9.7%
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . .              3,200   55,328
RadioShack Corp. . . . . . . . . . . . . . . . . . . . .              1,600   52,992
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . .              1,025   33,559
Weight Watchers International, Inc.* . . . . . . . . . .              1,150   53,889
                                                                           ---------
                                                                             195,768
                                                                           ---------
                                                                             453,432
                                                                           ---------

CONSUMER STAPLES - 4.5%
FOOD PRODUCTS - 1.2%
The Hain Celestial Group, Inc.*. . . . . . . . . . . . .              1,225   24,647
                                                                           ---------

HOUSEHOLD PRODUCTS - 1.2%
The Procter & Gamble Co. . . . . . . . . . . . . . . . .                450   23,954
                                                                           ---------

PERSONAL PRODUCTS - 2.1%
The Estee Lauder Companies, Inc. - Class A . . . . . . .                950   42,883
                                                                           ---------
                                                                              91,484
                                                                           ---------

ENERGY - 19.2%
ENERGY EQUIPMENT & SERVICES - 17.7%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . .              1,275   55,207
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . .                875   49,359
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . .              1,250   85,050
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . .              1,225   53,900
Varco International, Inc.* . . . . . . . . . . . . . . .              1,625   49,741
Weatherford International Ltd.*. . . . . . . . . . . . .              1,175   63,767
                                                                           ---------
                                                                             357,024
                                                                           ---------

OIL & GAS - 1.5%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . .                350   30,327
                                                                           ---------
                                                                             387,351
                                                                           ---------

FINANCIALS - 10.4%
CAPITAL MARKETS - 4.4%
The Bank of New York Co., Inc. . . . . . . . . . . . . .              1,550   46,050
SEI Investments Co.. . . . . . . . . . . . . . . . . . .              1,125   42,030
                                                                           ---------
                                                                              88,080
                                                                           ---------

COMMERCIAL BANKS - 5.1%
PNC Financial Services Group, Inc. . . . . . . . . . . .                650   35,016
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . .              1,100   33,055
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . .                625   34,281
                                                                           ---------
                                                                             102,352
                                                                           ---------

DIVERSIFIED FINANCIAL SERVICES - 0.9%
Principal Financial Group, Inc.. . . . . . . . . . . . .                450   18,261
                                                                           ---------
                                                                             208,693
                                                                           ---------

HEALTH CARE - 9.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Millipore Corp.* . . . . . . . . . . . . . . . . . . . .                700   30,471
                                                                           ---------

HEALTH CARE PROVIDERS & SERVICES - 3.4%
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .              9,025   68,139
                                                                           ---------

PHARMACEUTICALS - 4.8%
Schering-Plough Corp.. . . . . . . . . . . . . . . . . .              5,275   97,904
                                                                           ---------
                                                                             196,514
                                                                           ---------

INDUSTRIALS - 6.7%
AIRLINES - 1.6%
Southwest Airlines Co. . . . . . . . . . . . . . . . . .              2,225   32,218
                                                                           ---------

COMMERCIAL SERVICES & SUPPLIES - 1.6%
The Dun & Bradstreet Corp.*. . . . . . . . . . . . . . .                575   33,408
                                                                           ---------

MACHINERY - 1.7%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . .              1,650   33,874
                                                                           ---------

ROAD & RAIL - 1.8%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . .                900   35,973
                                                                           ---------
                                                                             135,473
                                                                           ---------

INFORMATION TECHNOLOGY - 6.5%
COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . .              2,600   46,904
                                                                           ---------

IT SERVICES - 2.4%
First Data Corp. . . . . . . . . . . . . . . . . . . . .              1,200   48,888
                                                                           ---------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Texas Instruments, Inc.. . . . . . . . . . . . . . . . .              1,500   34,815
                                                                           ---------
                                                                             130,607
                                                                           ---------

MATERIALS - 4.8%
CHEMICALS - 4.8%
Engelhard Corp.. . . . . . . . . . . . . . . . . . . . .              1,900   57,095
Minerals Technologies, Inc.. . . . . . . . . . . . . . .                650   40,612
                                                                           ---------
                                                                              97,707
                                                                           ---------

UTILITIES - 4.4%
ELECTRIC UTILITIES - 2.4%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .              2,450   47,383
                                                                           ---------

MULTI-UTILITIES & UNREGULATED POWER - 2.0%
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .              1,175   41,125
                                                                           ---------
                                                                              88,508
                                                                           ---------

TOTAL COMMON STOCKS
(Identified Cost $1,519,736) . . . . . . . . . . . . . .                   1,789,769
                                                                           ---------

SHORT-TERM INVESTMENTS - 11.2%
Dreyfus Treasury Cash Management - Institutional Shares.             80,492   80,492
Fannie Mae Discount Note, 2/7/2005 . . . . . . . . . . .  $          70,000   69,973
U.S. Treasury Bill, 3/10/2005  . . . . . . . . . . . . .             75,000   74,837
                                                                           ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $225,302) . . . . . . . . . . . . . . .                     225,302
                                                                           ---------

TOTAL INVESTMENTS - 99.9%
(Identified Cost $1,745,038) . . . . . . . . . . . . . .                   2,015,071

OTHER ASSETS, LESS LIABILITIES - 0.1%. . . . . . . . . .                       1,641
                                                                           ---------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                  $2,016,712
                                                                          ==========




*Non-income  producing  security


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $1,753,004

Unrealized appreciation. . . . . . .  $  297,101
Unrealized depreciation. . . . . . .     (35,034)
                                      -----------

Net unrealized appreciation. . . . .  $  262,067
                                      ===========




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                                      SHARES/
OVERSEAS SERIES                                                   PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------  ------------------  -------

COMMON STOCKS - 90.6%
CONSUMER DISCRETIONARY - 15.6%
HOTELS, RESTAURANTS & LEISURE - 2.5%
Club Mediterranee S.A.* (France). . . . . . . . . . . . . . . .                600   $31,225
                                                                                  ----------

HOUSEHOLD DURABLES - 3.6%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .              1,175    43,498
                                                                                  ----------

MEDIA - 7.5%
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .              1,600    27,200
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .              2,200    25,502
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .                550    20,163
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .                653    19,063
                                                                                  ----------
                                                                                      91,928
                                                                                  ----------

SPECIALTY RETAIL - 2.0%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .                675    23,952
                                                                                  ----------
                                                                                     190,603
                                                                                  ----------

CONSUMER STAPLES - 20.5%
FOOD & STAPLES RETAILING - 2.1%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .                500    25,760
                                                                                  ----------

FOOD PRODUCTS - 8.9%
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .              2,700    24,160
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .                160    41,981
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .              1,100    42,130
                                                                                  ----------
                                                                                     108,271
                                                                                  ----------

HOUSEHOLD PRODUCTS - 5.9%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .                300    26,868
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .              2,750    44,816
                                                                                  ----------
                                                                                      71,684
                                                                                  ----------

PERSONAL PRODUCTS - 3.6%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .                499    30,422
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .              1,000    13,905
                                                                                  ----------
                                                                                      44,327
                                                                                  ----------
                                                                                     250,042
                                                                                  ----------

ENERGY - 9.8%
ENERGY EQUIPMENT & SERVICES - 8.2%
Abbot Group plc (United Kingdom). . . . . . . . . . . . . . . .              6,100    22,987
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .                375    28,529
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .              2,900    48,753
                                                                                  ----------
                                                                                     100,269
                                                                                  ----------

OIL & GAS - 1.6%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .                525    18,821
                                                                                  ----------
                                                                                     119,090
                                                                                  ----------

HEALTH CARE - 9.4%
PHARMACEUTICALS - 9.4%
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . . . . .              1,300    28,745
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .                875    41,895
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .                650    43,870
                                                                                  ----------
                                                                                     114,510
                                                                                  ----------

INDUSTRIALS - 12.6%
AEROSPACE & DEFENSE - 2.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)                825    26,276
                                                                                  ----------

COMMERCIAL SERVICES & SUPPLIES - 3.1%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .              2,850     8,755
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .                200     7,008
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .              1,025    21,935
                                                                                  ----------
                                                                                      37,698
                                                                                  ----------

CONSTRUCTION & ENGINEERING - 2.2%
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .                736    26,366
                                                                                  ----------

ELECTRICAL EQUIPMENT - 1.5%
Gamesa  Corporacion Tecnologica S.A. (Spain). . . . . . . . . .              1,300    18,577
                                                                                  ----------

MACHINERY - 3.6%
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .              8,450    44,210
                                                                                  ----------
                                                                                     153,127
                                                                                  ----------

INFORMATION TECHNOLOGY - 9.7%
COMMUNICATIONS EQUIPMENT - 4.5%
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .              1,900    29,032
SES Global - FDR (Luxembourg) . . . . . . . . . . . . . . . . .              2,050    25,583
                                                                                  ----------
                                                                                      54,615
                                                                                  ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan). . .              2,550    22,313
                                                                                  ----------

SOFTWARE - 3.4%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .                550    16,363
Business Objects S.A. - ADR* (France) . . . . . . . . . . . . .              1,050    25,609
                                                                                  ----------
                                                                                      41,972
                                                                                  ----------
                                                                                     118,900
                                                                                  ----------

MATERIALS - 6.2%
CHEMICALS - 5.3%
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .              1,050    64,637
                                                                                  ----------

PAPER & FOREST PRODUCTS - 0.9%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .                300    10,485
                                                                                  ----------
                                                                                      75,122
                                                                                  ----------

TELECOMMUNICATION SERVICES - 4.7%
WIRELESS TELECOMMUNICATION SERVICES - 4.7%
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .                 15    26,053
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .              1,225    31,826
                                                                                  ----------
                                                                                      57,879
                                                                                  ----------

UTILITIES - 2.1%
ELECTRIC UTILITIES - 2.1%
Korea Electric Power Corp. (KEPCO) - ADR (South Korea). . . . .              1,825    25,203
                                                                                  ----------

TOTAL COMMON STOCKS
(Identified Cost $876,691). . . . . . . . . . . . . . . . . . .                    1,104,476
                                                                                  ----------

SHORT-TERM INVESTMENTS - 11.2%
Dreyfus Treasury Cash Management - Institutional Shares . . . .             32,117    32,117
Fannie Mae Discount Note, 2/7/2005. . . . . . . . . . . . . . .  $          60,000    59,977
U.S. Treasury Bill, 2/3/2005. . . . . . . . . . . . . . . . . .             20,000    19,998
U.S. Treasury Bill, 3/10/2005 . . . . . . . . . . . . . . . . .             25,000    24,946
                                                                                  ----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $137,039). . . . . . . . . . . . . . . . . . .                      137,038
                                                                                  ----------

TOTAL INVESTMENTS - 101.8%
(Identified Cost $1,013,730). . . . . . . . . . . . . . . . . .                    1,241,514

LIABILITIES, LESS OTHER ASSETS - (1.8%) . . . . . . . . . . . .                      (22,292)
                                                                                  ----------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $1,219,222
                                                                                  ==========




*Non-income  producing  security
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 16.8%; Switzerland - 12.2%; France - 11.6%.


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $1,033,788

Unrealized appreciation. . . . . . .  $  216,100
Unrealized depreciation. . . . . . .      (8,374)
                                      -----------

Net unrealized appreciation. . . . .  $  207,726
                                      ===========



The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                                      SHARES/
TAX MANAGED SERIES                                                PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 91.7%
CONSUMER DISCRETIONARY - 21.4%
HOTELS, RESTAURANTS & LEISURE - 1.5%
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              1,850      106,560
                                                                                  -------------

HOUSEHOLD DURABLES - 2.1%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .              3,925      145,303
                                                                                  -------------

MEDIA - 9.8%
Cablevision Systems Corp. - Class A*. . . . . . . . . . . . . .              9,200      251,988
The E.W. Scripps Co. - Class A. . . . . . . . . . . . . . . . .              1,575       73,017
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .              9,900      114,761
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . . . . .             13,350      240,300
                                                                                  -------------
                                                                                        680,066
                                                                                  -------------

SPECIALTY RETAIL - 8.0%
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . . .              9,075      156,907
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .              3,875      128,340
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .              3,300      108,042
Weight Watchers International, Inc.*. . . . . . . . . . . . . .              3,325      155,810
                                                                                  -------------
                                                                                        549,099
                                                                                  -------------
                                                                                      1,481,028
                                                                                  -------------

CONSUMER STAPLES - 9.4%
FOOD & STAPLES RETAILING - 1.2%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .              1,675       86,297
                                                                                  -------------

FOOD PRODUCTS - 6.9%
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .                900      236,145
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .              6,200      237,460
                                                                                  -------------
                                                                                        473,605
                                                                                  -------------

PERSONAL PRODUCTS - 1.3%
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .              1,950       88,023
                                                                                  -------------
                                                                                        647,925
                                                                                  -------------

ENERGY - 12.7%
ENERGY EQUIPMENT & SERVICES - 10.9%
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .              2,800      121,240
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .                825       46,538
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .              4,550      309,582
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              2,325      102,300
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .              1,650       50,507
Weatherford International Ltd.* . . . . . . . . . . . . . . . .              2,300      124,821
                                                                                  -------------
                                                                                        754,988
                                                                                  -------------

OIL & GAS - 1.8%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .              1,425      123,476
                                                                                  -------------
                                                                                        878,464
                                                                                  -------------

FINANCIALS - 9.3%
CAPITAL MARKETS - 4.4%
The Bank of New York Co., Inc.. . . . . . . . . . . . . . . . .              5,825      173,061
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . .              3,425      127,958
                                                                                  -------------
                                                                                        301,019
                                                                                  -------------

COMMERCIAL BANKS - 3.8%
PNC Financial Services Group, Inc.. . . . . . . . . . . . . . .              1,475       79,458
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .              2,950       88,648
Wachovia Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              1,775       97,359
                                                                                  -------------
                                                                                        265,465
                                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Principal Financial Group, Inc. . . . . . . . . . . . . . . . .              1,825       74,058
                                                                                  -------------
                                                                                        640,542
                                                                                  -------------

HEALTH CARE - 13.3%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . . . . .              1,650       71,825
                                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 3.2%
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .             29,150      220,083
                                                                                  -------------

PHARMACEUTICALS - 9.1%
GlaxoSmithKline plc - ADR (United Kingdom). . . . . . . . . . .              2,750      122,567
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .              5,800      277,704
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . .             12,225      226,896
                                                                                  -------------
                                                                                        627,167
                                                                                  -------------
                                                                                        919,075
                                                                                  -------------

INDUSTRIALS - 6.2%
AEROSPACE & DEFENSE - 0.7%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)              1,475       46,979
                                                                                  -------------

AIRLINES - 1.1%
Southwest Airlines Co.. . . . . . . . . . . . . . . . . . . . .              5,475       79,278
                                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 1.2%
The Dun & Bradstreet Corp.* . . . . . . . . . . . . . . . . . .              1,400       81,340
                                                                                  -------------

MACHINERY - 1.6%
AGCO Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .              5,350      109,835
                                                                                  -------------

ROAD & RAIL -  1.6%
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,825      112,915
                                                                                  -------------
                                                                                        430,347
                                                                                  -------------

INFORMATION TECHNOLOGY - 6.7%
COMMUNICATIONS EQUIPMENT - 3.3%
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .              8,600      155,144
SES Global - FDR (Luxembourg) . . . . . . . . . . . . . . . . .              5,850       73,006
                                                                                  -------------
                                                                                        228,150
                                                                                  -------------

IT SERVICES - 1.6%
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . .              2,700      109,998
                                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .              4,000       92,840
                                                                                  -------------

SOFTWARE - 0.4%
McAfee, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              1,125       29,081
                                                                                  -------------
                                                                                        460,069
                                                                                  -------------

MATERIALS - 5.9%
CHEMICALS - 5.4%
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . .              5,525      166,026
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .              1,475       90,800
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . .              1,800      112,464
                                                                                  -------------
                                                                                        369,290
                                                                                  -------------

PAPER & FOREST PRODUCTS - 0.5%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .              1,050       36,697
                                                                                  -------------
                                                                                        405,987
                                                                                  -------------

TELECOMMUNICATION SERVICES - 3.0%
WIRELESS TELECOMMUNICATION SERVICES - 3.0%
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .              8,125      211,088
                                                                                  -------------

UTILITIES - 3.8%
ELECTRIC UTILITIES - 2.1%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . .              6,750      130,545
American Electric Power Co., Inc. . . . . . . . . . . . . . . .                400       14,100
                                                                                  -------------
                                                                                        144,645
                                                                                  -------------
MULTI-UTILITIES & UNREGULATED POWER - 1.7%
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              3,300      115,500
                                                                                  -------------
                                                                                        260,145
                                                                                  -------------

TOTAL COMMON STOCKS
(Identified Cost $5,405,049). . . . . . . . . . . . . . . . . .                       6,334,670
                                                                                  -------------

SHORT-TERM INVESTMENTS - 9.3%
Dreyfus Treasury Cash Management - Institutional Shares . . . .            166,244      166,244
Fannie Mae Discount Note, 2/7/2005. . . . . . . . . . . . . . .  $         325,000      324,876
U.S. Treasury Bill, 3/10/2005 . . . . . . . . . . . . . . . . .            150,000      149,673
                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $640,793). . . . . . . . . . . . . . . . . . .                         640,793
                                                                                  -------------

TOTAL INVESTMENTS - 101.0%
(Identified Cost $6,045,842). . . . . . . . . . . . . . . . . .                       6,975,463

LIABILITIES, LESS OTHER ASSETS - (1.0%) . . . . . . . . . . . .                         (67,680)
                                                                                  -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $   6,907,783
                                                                                  =============




*Non-income  producing  security
ADR  -  American  Depository  Receipt


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $6,048,410

Unrealized appreciation. . . . . . .  $  992,061
Unrealized depreciation. . . . . . .     (65,008)
                                      -----------

Net unrealized appreciation. . . . .  $  927,053
                                      ===========




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                                      SHARES/
PRO-BLENDR CONSERVATIVE TERM SERIES                               PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 30.12%
CONSUMER DISCRETIONARY - 5.91%
HOTELS, RESTAURANTS & LEISURE - 0.55%
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              2,725   $  156,960
International Speedway Corp. - Class A. . . . . . . . . . . . .                 25        1,373
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . . . . . . .              2,000        2,718
                                                                                  -------------
                                                                                        161,051
                                                                                  -------------

HOUSEHOLD DURABLES - 0.04%
Interface, Inc. - Class A*. . . . . . . . . . . . . . . . . . .                175        1,650
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .                250        9,255
                                                                                  -------------
                                                                                         10,905
                                                                                  -------------

INTERNET & CATALOG RETAIL - 0.01%
IAC/InterActiveCorp*. . . . . . . . . . . . . . . . . . . . . .                150        3,634
                                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS - 0.04%
Hasbro, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .                175        3,430
Sega Sammy Holdings, Inc.* (Japan). . . . . . . . . . . . . . .                100        6,436
                                                                                  -------------
                                                                                          9,866
                                                                                  -------------

MEDIA - 2.77%
Acme Communications, Inc.*. . . . . . . . . . . . . . . . . . .                550        3,130
Belo Corp. -  Class A . . . . . . . . . . . . . . . . . . . . .                100        2,339
Cablevision Systems Corp. - Class A*. . . . . . . . . . . . . .              7,050      193,100
The E.W. Scripps Co. - Class A. . . . . . . . . . . . . . . . .              2,675      124,013
Harris Interactive, Inc.* . . . . . . . . . . . . . . . . . . .                875        6,528
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . . . . . . .                500        3,843
Insight Communications Co., Inc. - Class A* . . . . . . . . . .                275        2,780
Media Capital S.A. (SGPS)* (Portugal) . . . . . . . . . . . . .                550        3,883
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .                300        5,100
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .             10,175      117,949
PT Multimedia S.A. (SGPS) (Portugal). . . . . . . . . . . . . .                125        3,262
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .                175        6,415
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . . . . .             18,225      328,050
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .                275        8,028
                                                                                  -------------
                                                                                        808,420
                                                                                  -------------

SPECIALTY RETAIL - 2.49%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .                300       10,645
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . .                 75        2,019
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . .                100        2,687
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . . .              8,500      146,965
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .              6,125      202,860
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .              4,425      144,875
Weight Watchers International, Inc.*. . . . . . . . . . . . . .              4,625      216,728
                                                                                  -------------
                                                                                        726,779
                                                                                  -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . . . . . . .                 50        3,472
                                                                                  -------------
                                                                                      1,724,127
                                                                                  -------------

CONSUMER STAPLES - 4.22%
BEVERAGES - 0.02%
Allied Domecq plc (United Kingdom). . . . . . . . . . . . . . .                200        1,844
Diageo plc (United Kingdom) . . . . . . . . . . . . . . . . . .                125        1,702
Scottish & Newcastle plc (United Kingdom) . . . . . . . . . . .                225        1,853
                                                                                  -------------
                                                                                          5,399
                                                                                  -------------

FOOD & STAPLES RETAILING - 0.58%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .              3,150      162,291
Metro AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                 50        2,612
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . . . . .                700        3,318
Tesco plc (United Kingdom). . . . . . . . . . . . . . . . . . .                350        2,030
                                                                                  -------------
                                                                                        170,251
                                                                                  -------------

FOOD PRODUCTS - 3.07%
Associated British Foods plc (United Kingdom) . . . . . . . . .                150        2,127
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .                675        6,040
Groupe Danone (France). . . . . . . . . . . . . . . . . . . . .                 50        4,657
The Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . .                125        2,515
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .              1,425      373,896
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .             13,214      506,096
                                                                                  -------------
                                                                                        895,331
                                                                                  -------------

HOUSEHOLD PRODUCTS - 0.05%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .                 50        4,478
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .                500        8,148
Reckitt Benckiser plc (United Kingdom). . . . . . . . . . . . .                 75        2,226
                                                                                  -------------
                                                                                         14,852
                                                                                  -------------

PERSONAL PRODUCTS - 0.50%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .                165       10,059
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .              2,700      121,878
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .              1,000       13,905
                                                                                  -------------
                                                                                        145,842
                                                                                  -------------
                                                                                      1,231,675
                                                                                  -------------

ENERGY - 4.86%
ENERGY EQUIPMENT & SERVICES - 4.11%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .                 75        4,575
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .              4,825      208,922
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .                 50        3,804
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .              1,375       77,564
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .                175        6,633
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .                150        5,532
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .                425        9,941
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .              6,175      420,147
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .                750       12,608
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              4,425      194,700
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .              4,025      123,205
Weatherford International Ltd.* . . . . . . . . . . . . . . . .              2,450      132,962
                                                                                  -------------
                                                                                      1,200,593
                                                                                  -------------

OIL & GAS - 0.75%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .              2,175      188,464
BP plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .                175        1,722
Eni S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . . .                400        9,713
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .                125        4,211
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .                175        6,274
Shell Transport & Trading Co. plc (United Kingdom). . . . . . .                250        2,181
Total S.A. (France) . . . . . . . . . . . . . . . . . . . . . .                 25        5,357
                                                                                  -------------
                                                                                        217,922
                                                                                  -------------
                                                                                      1,418,515
                                                                                  -------------

FINANCIALS - 2.08%
CAPITAL MARKETS - 0.40%
The Bank of New York Co., Inc.. . . . . . . . . . . . . . . . .              3,675      109,184
Deutsche Bank AG (Germany). . . . . . . . . . . . . . . . . . .                 75        6,360
                                                                                  -------------
                                                                                        115,544
                                                                                  -------------

COMMERCIAL BANKS - 1.10%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . . . . .              1,075        4,989
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . . . . .                800        3,283
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . . . . .                 50        3,605
Metropolitan Bank & Trust Co. (Philippines) . . . . . . . . . .              8,000        4,720
Societe Generale (France) . . . . . . . . . . . . . . . . . . .                 25        2,488
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .              4,625      138,981
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . . . . .                875        4,810
Wachovia Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              2,900      159,065
                                                                                  -------------
                                                                                        321,941
                                                                                  -------------

CONSUMER FINANCE - 0.00%**
MoneyGram International, Inc. . . . . . . . . . . . . . . . . .                 75        1,455
                                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 0.51%
Principal Financial Group, Inc. . . . . . . . . . . . . . . . .              3,650      148,117
                                                                                  -------------

INSURANCE - 0.04%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . . . . .                 25        2,970
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . . . . .                150        4,961
Axa (France). . . . . . . . . . . . . . . . . . . . . . . . . .                200        4,851
                                                                                  -------------
                                                                                         12,782
                                                                                  -------------

REAL ESTATE - 0.02%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . . . . .             32,550        5,082
                                                                                  -------------

THRIFTS & MORTGAGE FINANCE - 0.01%
Flagstar Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .                100        2,102
                                                                                  -------------
                                                                                        607,023
                                                                                  -------------

HEALTH CARE - 6.03%
BIOTECHNOLOGY - 0.13%
BioMarin Pharmaceutical, Inc.*. . . . . . . . . . . . . . . . .              1,150        6,957
Caliper Life Sciences, Inc.*. . . . . . . . . . . . . . . . . .              1,100        8,294
Chiron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .                325       10,676
Diversa Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .                825        6,287
Xenogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .                950        5,015
                                                                                  -------------
                                                                                         37,229
                                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.59%
Advanced Neuromodulation Systems, Inc.* . . . . . . . . . . . .                275       10,865
Conceptus, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .                750        5,258
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . . . . .              3,175      138,208
Thermo Electron Corp.*. . . . . . . . . . . . . . . . . . . . .                100        2,994
Varian, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .                350       13,976
Viasys Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . .                125        2,286
                                                                                  -------------
                                                                                        173,587
                                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 1.36%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . . . . .                625        6,550
American Healthways, Inc.*. . . . . . . . . . . . . . . . . . .                200        6,236
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .                125        7,285
AMN Healthcare Services, Inc.*. . . . . . . . . . . . . . . . .                700       10,031
Cross Country Healthcare, Inc.* . . . . . . . . . . . . . . . .                825       13,662
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . . . . .                150       11,128
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .                200        8,904
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . .                225        7,760
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .              1,500       12,750
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . . . . .                225        9,155
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .             40,175      303,321
                                                                                  -------------
                                                                                        396,782
                                                                                  -------------

PHARMACEUTICALS - 3.95%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . . . . .                 25          936
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . . . . .                725       16,031
GlaxoSmithKline plc - ADR (United Kingdom). . . . . . . . . . .              4,275      190,537
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .              8,925      427,329
Sanofi-Aventis (France) . . . . . . . . . . . . . . . . . . . .                 41        3,058
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .                300       20,248
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . .             25,925      481,168
Shire Pharmaceuticals Group plc (United Kingdom). . . . . . . .                200        2,332
Watson Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . .                350       10,441
                                                                                  -------------
                                                                                      1,152,080
                                                                                  -------------
                                                                                      1,759,678
                                                                                  -------------

INDUSTRIALS - 1.60%
AEROSPACE & DEFENSE - 0.27%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)              2,450       78,032
                                                                                  -------------

AIRLINES - 0.03%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . . . . .                225        3,136
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . . . . .                100        1,979
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .                125        2,153
                                                                                  -------------
                                                                                          7,268
                                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 0.04%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .                500        1,536
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .                125        4,380
Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . .                100        2,672
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .                200        4,280
                                                                                  -------------
                                                                                         12,868
                                                                                  -------------

CONSTRUCTION & ENGINEERING - 0.04%
Infrasource Services, Inc.* . . . . . . . . . . . . . . . . . .                175        2,117
Insituform Technologies, Inc. - Class A*. . . . . . . . . . . .                125        1,964
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .                236        8,454
                                                                                  -------------
                                                                                         12,535
                                                                                  -------------

ELECTRICAL EQUIPMENT - 0.03%
Gamesa  Corporacion Tecnologica S.A. (Spain). . . . . . . . . .                275        3,930
Global Power Equipment Group, Inc.* . . . . . . . . . . . . . .                300        2,868
Plug Power, Inc.* . . . . . . . . . . . . . . . . . . . . . . .                425        2,312
                                                                                  -------------
                                                                                          9,110
                                                                                  -------------

INDUSTRIAL CONGLOMERATES - 0.03%
Siemens AG (Germany). . . . . . . . . . . . . . . . . . . . . .                100        7,946
                                                                                  -------------

MACHINERY - 0.62%
AGCO Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .              7,225      148,329
Albany International Corp. - Class A. . . . . . . . . . . . . .                108        3,688
Gardner Denver, Inc.* . . . . . . . . . . . . . . . . . . . . .                 75        2,840
Lindsay Manufacturing Co. . . . . . . . . . . . . . . . . . . .                125        2,840
MAN AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .                125        5,160
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .              2,775       14,519
Wabtec Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .                150        2,796
                                                                                  -------------
                                                                                        180,172
                                                                                  -------------

ROAD & RAIL - 0.53%
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,850      153,885
                                                                                  -------------

TRANSPORTATION INFRASTRUCTURE - 0.01%
Brisa-Auto Estradas de Portugal S.A. (Portugal) . . . . . . . .                400        3,741
                                                                                  -------------
                                                                                        465,557
                                                                                  -------------

INFORMATION TECHNOLOGY - 1.85%
COMMUNICATIONS EQUIPMENT - 0.69%
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .             10,025      180,851
Lucent Technologies, Inc.*. . . . . . . . . . . . . . . . . . .              1,000        3,260
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .                650        9,932
Scientific-Atlanta, Inc.. . . . . . . . . . . . . . . . . . . .                 75        2,273
SES Global - FDR (Luxembourg) . . . . . . . . . . . . . . . . .                500        6,240
                                                                                  -------------
                                                                                        202,556
                                                                                  -------------

COMPUTERS & PERIPHERALS - 0.02%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . .                 50          850
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . .                275        3,602
Logitech International S.A. - ADR* (Switzerland). . . . . . . .                 25        1,540
                                                                                  -------------
                                                                                          5,992
                                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.05%
Digital Theater Systems, Inc. (DTS)*. . . . . . . . . . . . . .                200        4,082
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . .                125        1,766
Mettler-Toledo International, Inc.* (Switzerland) . . . . . . .                 75        3,762
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .                325        5,311
                                                                                  -------------
                                                                                         14,921
                                                                                  -------------

INTERNET SOFTWARE & SERVICES - 0.00%**
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . .                150        1,323
                                                                                  -------------

IT SERVICES - 0.46%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . .                150        2,306
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . .              3,225      131,387
                                                                                  -------------
                                                                                        133,693
                                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.50%
ATI Technologies, Inc.* (Canada). . . . . . . . . . . . . . . .                 50          866
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . .                150        4,565
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .                100        2,652
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan). . .                827        7,236
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .              5,575      129,396
                                                                                  -------------
                                                                                        144,715
                                                                                  -------------

SOFTWARE - 0.13%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .                300        8,925
Blackbaud, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .                650        8,691
Business Objects S.A. - ADR* (France) . . . . . . . . . . . . .                500       12,195
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . .                225        1,742
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .                225        1,292
SAP AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .                 25        3,872
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . .                125        1,185
                                                                                  -------------
                                                                                         37,902
                                                                                  -------------
                                                                                        541,102
                                                                                  -------------

MATERIALS - 0.97%
CHEMICALS - 0.79%
Air Liquide S.A. (France) . . . . . . . . . . . . . . . . . . .                 27        4,639
Bayer AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                175        5,578
Lanxess* (Germany). . . . . . . . . . . . . . . . . . . . . . .                 18          337
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .              2,325      143,125
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . .              1,225       76,538
                                                                                  -------------
                                                                                        230,217
                                                                                  -------------

PAPER & FOREST PRODUCTS - 0.18%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .              1,525       53,299
                                                                                  -------------
                                                                                        283,516
                                                                                  -------------

TELECOMMUNICATION SERVICES - 1.25%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.05%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . .                 50          574
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . .                 25          296
Deutsche Telekom AG* (Germany). . . . . . . . . . . . . . . . .                150        3,242
Philippine Long Distance Telephone Co.* (Philippines) . . . . .                100        2,587
Telecom Italia S.p.A. (Italy) . . . . . . . . . . . . . . . . .              1,732        6,859
                                                                                  -------------
                                                                                         13,558
                                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES - 1.20%
Globe Telecom, Inc. (Philippines) . . . . . . . . . . . . . . .                150        2,519
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .                  2        3,474
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .             13,250      344,235
                                                                                  -------------
                                                                                        350,228
                                                                                  -------------
                                                                                        363,786
                                                                                  -------------

UTILITIES - 1.35%
ELECTRIC UTILITIES - 0.72%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . .             10,175      196,784
E.ON AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .                100        8,952
Korea Electric Power Corp. (KEPCO) - ADR (South Korea). . . . .                275        3,798
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .                100        2,330
                                                                                  -------------
                                                                                        211,864
                                                                                  -------------

MULTI-UTILITIES & UNREGULATED POWER - 0.63%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              1,400        5,180
National Grid Transco plc (United Kingdom). . . . . . . . . . .                200        1,943
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              5,025      175,875
                                                                                  -------------
                                                                                        182,998
                                                                                  -------------
                                                                                        394,862
                                                                                  -------------

TOTAL COMMON STOCKS
(Identified Cost $7,582,332). . . . . . . . . . . . . . . . . .                       8,789,841
                                                                                  -------------

UNIT INVESTMENT TRUSTS - 0.03%
Nasdaq-100 Index Tracking Stock
(Identified Cost $10,209) . . . . . . . . . . . . . . . . . . .                275       10,285
                                                                                  -------------

U.S. TREASURY SECURITIES - 53.19%
U.S. TREASURY BONDS - 2.90%
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . . . . . . . . . .  $         170,000      219,699
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . . . . . . .            560,000      625,953
                                                                                  -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $744,124). . . . . . . . . . . . . . . . . . .                         845,652
                                                                                  -------------

U.S. TREASURY NOTES - 50.29%
U.S. Treasury Note, 1.625%, 4/30/2005 . . . . . . . . . . . . .          1,365,000    1,362,013
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . . . . . . .            625,000      631,885
U.S. Treasury Note, 1.50%, 7/31/2005. . . . . . . . . . . . . .            600,000      596,390
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . . . . . . .          1,600,000    1,587,563
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . . . . . . .            500,000      495,254
U.S. Treasury Note, 5.625%, 2/15/2006 . . . . . . . . . . . . .             10,000       10,270
U.S. Treasury Note, 1.50%, 3/31/2006. . . . . . . . . . . . . .          2,700,000    2,653,487
U.S. Treasury Note, 7.00%, 7/15/2006. . . . . . . . . . . . . .             25,000       26,363
U.S. Treasury Note, 6.50%, 10/15/2006 . . . . . . . . . . . . .             15,000       15,811
U.S. Treasury Note, 3.50%, 11/15/2006 . . . . . . . . . . . . .            700,000      703,282
U.S. Treasury Note, 4.375%, 5/15/2007 . . . . . . . . . . . . .            500,000      511,485
U.S. Treasury Note, 6.625%, 5/15/2007 . . . . . . . . . . . . .             35,000       37,529
U.S. Treasury Note, 3.25%, 8/15/2007. . . . . . . . . . . . . .          1,050,000    1,047,293
U.S. Treasury Note, 6.125%, 8/15/2007 . . . . . . . . . . . . .             15,000       16,002
U.S. Treasury Note, 3.00%, 2/15/2008. . . . . . . . . . . . . .            400,000      395,000
U.S. Treasury Note, 5.50%, 2/15/2008. . . . . . . . . . . . . .             90,000       95,340
U.S. Treasury Note, 5.625%, 5/15/2008 . . . . . . . . . . . . .             10,000       10,662
U.S. Treasury Note, 3.25%, 8/15/2008. . . . . . . . . . . . . .            600,000      594,844
U.S. Treasury Note, 4.75%, 11/15/2008 . . . . . . . . . . . . .            795,000      829,067
Interest Stripped - Principal Payment, 2/15/2009. . . . . . . .             17,000       14,713
U.S. Treasury Note, 6.00%, 8/15/2009. . . . . . . . . . . . . .            450,000      493,945
U.S. Treasury Note, 5.00%, 2/15/2011. . . . . . . . . . . . . .          1,000,000    1,063,203
U.S. Treasury Note, 3.625%, 5/15/2013 . . . . . . . . . . . . .          1,525,000    1,485,326
                                                                                  -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $14,603,758) . . . . . . . . . . . . . . . . .                      14,676,727
                                                                                  -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $15,347,882) . . . . . . . . . . . . . . . . .                      15,522,379
                                                                                  -------------

U.S. GOVERNMENT AGENCIES - 1.04%
MORTGAGE BACKED SECURITIES - 0.95%
GNMA, Pool #365225, 9.00%, 11/15/2024 . . . . . . . . . . . . .              2,228        2,456
GNMA, Pool #398655, 6.50%, 5/15/2026. . . . . . . . . . . . . .              4,988        5,253
GNMA, Pool #452826, 9.00%, 1/15/2028. . . . . . . . . . . . . .              4,237        4,668
GNMA, Pool #460820, 6.00%, 6/15/2028. . . . . . . . . . . . . .             19,717       20,493
GNMA, Pool #458983, 6.00%, 1/15/2029. . . . . . . . . . . . . .             61,459       63,878
GNMA, Pool #530481, 8.00%, 8/15/2030. . . . . . . . . . . . . .             29,032       31,494
GNMA, Pool #577796, 6.00%, 1/15/2032. . . . . . . . . . . . . .            143,354      148,997
                                                                                  -------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $263,830). . . . . . . . . . . . . . . . . . .                         277,239
                                                                                  -------------

OTHER AGENCIES - 0.09%
Fannie Mae, 6.00%, 12/15/2005 . . . . . . . . . . . . . . . . .             10,000       10,246
Fannie Mae, 5.25%, 1/15/2009. . . . . . . . . . . . . . . . . .             15,000       15,756
                                                                                  -------------

TOTAL OTHER AGENCIES
(Identified Cost $26,279) . . . . . . . . . . . . . . . . . . .                          26,002
                                                                                  -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $290,109). . . . . . . . . . . . . . . . . . .                         303,241
                                                                                  -------------

SHORT-TERM INVESTMENTS - 25.88%
Dreyfus Treasury Cash Management - Institutional Shares . . . .          1,608,376    1,608,376
Fannie Mae Discount Note, 2/7/2005. . . . . . . . . . . . . . .  $       1,500,000    1,499,432
Federal Home Loan Bank Discount Note, 3/4/2005. . . . . . . . .          1,000,000      998,028
U.S. Treasury Bill, 2/3/2005. . . . . . . . . . . . . . . . . .            600,000      599,935
U.S. Treasury Bill, 3/10/2005 . . . . . . . . . . . . . . . . .          2,855,000    2,848,777
                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,554,550). . . . . . . . . . . . . . . . . .                       7,554,548
                                                                                  -------------

TOTAL INVESTMENTS - 110.26%
(Identified Cost $30,785,082) . . . . . . . . . . . . . . . . .                      32,180,294

LIABILITIES, LESS OTHER ASSETS - (10.26%) . . . . . . . . . . .                      (2,994,980)
                                                                                  -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $  29,185,314
                                                                                  =============




*Non-income  producing  security
**Less  than  0.01%.
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $30,783,787

Unrealized appreciation. . . . . . .  $ 1,519,113
Unrealized depreciation. . . . . . .     (122,606)
                                      ------------

Net unrealized appreciation. . . . .  $ 1,396,507
                                      ============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                                      SHARES/
PRO-BLENDR MODERATE TERM SERIES                                   PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------  ------------------  -----------

COMMON STOCKS - 55.92%
CONSUMER DISCRETIONARY - 9.44%
AUTOMOBILES - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany) . . . . . . . . . .                250   $    10,529
                                                                                  --------------

HOTELS, RESTAURANTS & LEISURE - 1.19%
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . .             20,425     1,176,480
International Speedway Corp. - Class A. . . . . . . . . . . . .                300        16,476
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . . . . . . .             17,000        23,102
                                                                                  --------------
                                                                                       1,216,058
                                                                                  --------------

HOUSEHOLD DURABLES - 0.12%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) . . . . . . .             12,125        29,137
Interface, Inc. - Class A*. . . . . . . . . . . . . . . . . . .              1,875        17,681
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .                275         6,595
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .              1,825        67,561
                                                                                  --------------
                                                                                         120,974
                                                                                  --------------

INTERNET & CATALOG RETAIL - 0.03%
IAC/InterActiveCorp*. . . . . . . . . . . . . . . . . . . . . .              1,400        33,922
                                                                                  --------------

LEISURE EQUIPMENT & PRODUCTS - 0.08%
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . .                475         6,322
Hasbro, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .              1,350        26,460
K2, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .                525         7,381
Sega Sammy Holdings, Inc.* (Japan). . . . . . . . . . . . . . .                600        38,616
                                                                                  --------------
                                                                                          78,779
                                                                                  --------------

MEDIA - 4.73%
Acme Communications, Inc.*. . . . . . . . . . . . . . . . . . .              6,500        36,985
Belo Corp. -  Class A . . . . . . . . . . . . . . . . . . . . .                925        21,636
Cablevision Systems Corp. - Class A*. . . . . . . . . . . . . .             39,150     1,072,318
The E.W. Scripps Co. - Class A. . . . . . . . . . . . . . . . .             15,525       719,739
Harris Interactive, Inc.* . . . . . . . . . . . . . . . . . . .              6,725        50,169
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . . . . . . .              4,825        37,084
Insight Communications Co., Inc. - Class A* . . . . . . . . . .              2,750        27,802
Media Capital S.A. (SGPS)* (Portugal) . . . . . . . . . . . . .              5,125        36,185
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .              3,175        53,975
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .             67,700       784,780
PT Multimedia S.A. (SGPS) (Portugal). . . . . . . . . . . . . .              1,100        28,702
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .              1,650        60,489
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . . . . .            102,100     1,837,800
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .              1,810        52,839
Wolters Kluwer N.V. (Netherlands) . . . . . . . . . . . . . . .              1,175        21,169
                                                                                  --------------
                                                                                       4,841,672
                                                                                  --------------

MULTILINE RETAIL - 0.01%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . . . . . . . . .                300        16,442
                                                                                  --------------

SPECIALTY RETAIL - 3.24%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .              2,250        79,841
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . .                750        20,190
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . .                600        16,124
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . . .             48,900       845,481
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .                475        15,732
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .             29,775       974,833
Weight Watchers International, Inc.*. . . . . . . . . . . . . .             29,000     1,358,940
                                                                                  --------------
                                                                                       3,311,141
                                                                                  --------------

TEXTILES, APPAREL & LUXURY GOODS - 0.03%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . . . . . . .                400        27,773
                                                                                  --------------
                                                                                       9,657,290
                                                                                  --------------

CONSUMER STAPLES - 7.61%
BEVERAGES - 0.06%
Allied Domecq plc (United Kingdom). . . . . . . . . . . . . . .              1,900        17,520
Diageo plc (United Kingdom) . . . . . . . . . . . . . . . . . .              1,175        15,998
Grupo Modelo S.A. de C.V. - Series C (Mexico) . . . . . . . . .              6,025        16,255
Scottish & Newcastle plc (United Kingdom) . . . . . . . . . . .              2,050        16,887
                                                                                  --------------
                                                                                          66,660
                                                                                  --------------

FOOD & STAPLES RETAILING - 1.11%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .             20,750     1,069,058
Metro AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                325        16,977
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . . . . .              5,675        26,899
Tesco plc (United Kingdom). . . . . . . . . . . . . . . . . . .              3,400        19,722
                                                                                  --------------
                                                                                       1,132,656
                                                                                  --------------

FOOD PRODUCTS - 5.33%
Associated British Foods plc (United Kingdom) . . . . . . . . .              1,375        19,497
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .              4,975        44,517
Groupe Danone (France). . . . . . . . . . . . . . . . . . . . .                200        18,628
The Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . .              1,175        23,641
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .              8,900     2,335,211
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .             78,598     3,010,303
                                                                                  --------------
                                                                                       5,451,797
                                                                                  --------------

HOUSEHOLD PRODUCTS - 0.18%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .                325        29,107
Kao Corp. (Japan) . . . . . . . . . . . . . . . . . . . . . . .              1,000        23,255
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .              6,975       113,669
Reckitt Benckiser plc (United Kingdom). . . . . . . . . . . . .                575        17,064
                                                                                  --------------
                                                                                         183,095
                                                                                  --------------

PERSONAL PRODUCTS - 0.93%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .              1,500        91,448
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .             18,125       818,162
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .              3,000        41,714
                                                                                  --------------
                                                                                         951,324
                                                                                  --------------
                                                                                       7,785,532
                                                                                  --------------

ENERGY - 9.41%
ENERGY EQUIPMENT & SERVICES - 8.01%
Abbot Group plc (United Kingdom). . . . . . . . . . . . . . . .             14,125        53,228
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .                450        27,450
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .             31,200     1,350,960
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .                350        26,627
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .              9,900       558,459
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .              1,475        55,902
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .              1,625        59,930
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .              4,225        98,823
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .             44,025     2,995,461
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .              5,325        89,520
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             25,175     1,107,700
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .             28,775       880,803
Weatherford International Ltd.* . . . . . . . . . . . . . . . .             16,400       890,028
                                                                                  --------------
                                                                                       8,194,891
                                                                                  --------------

OIL & GAS - 1.40%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .             13,450     1,165,442
BP plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .              1,775        17,469
Eni S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . . .              3,475        84,380
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .              1,700        57,273
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .              1,350        48,398
Shell Transport & Trading Co. plc (United Kingdom). . . . . . .              2,200        19,189
Total S.A. (France) . . . . . . . . . . . . . . . . . . . . . .                175        37,501
                                                                                  --------------
                                                                                       1,429,652
                                                                                  --------------
                                                                                       9,624,543
                                                                                  --------------

FINANCIALS - 4.46%
CAPITAL MARKETS - 0.76%
The Bank of New York Co., Inc.. . . . . . . . . . . . . . . . .             24,975       742,007
Deutsche Bank AG (Germany). . . . . . . . . . . . . . . . . . .                475        40,282
                                                                                  --------------
                                                                                         782,289
                                                                                  --------------

COMMERCIAL BANKS - 2.66%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . . . . .              6,423        29,808
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . . . . .              5,475        22,466
Banco Espirito Santo S.A. (BES) (Portugal). . . . . . . . . . .                975        16,753
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) . . .              1,200        26,293
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . . . . .                350        25,236
Commerzbank AG* (Germany) . . . . . . . . . . . . . . . . . . .              1,000        21,234
Metropolitan Bank & Trust Co. (Philippines) . . . . . . . . . .             75,325        44,446
PNC Financial Services Group, Inc.. . . . . . . . . . . . . . .             13,200       711,084
Societe Generale (France) . . . . . . . . . . . . . . . . . . .                150        14,929
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .             28,175       846,659
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . . . . .              6,225        34,221
Wachovia Corp.. . . . . . . . . . . . . . . . . . . . . . . . .             16,925       928,336
                                                                                  --------------
                                                                                       2,721,465
                                                                                  --------------

CONSUMER FINANCE - 0.03%
MoneyGram International, Inc. . . . . . . . . . . . . . . . . .                725        14,065
Takefuji Corp. (Japan). . . . . . . . . . . . . . . . . . . . .                230        16,112
                                                                                  --------------
                                                                                          30,177
                                                                                  --------------

DIVERSIFIED FINANCIAL SERVICES - 0.84%
ING Groep N.V. (Netherlands). . . . . . . . . . . . . . . . . .                900        25,887
Principal Financial Group, Inc. . . . . . . . . . . . . . . . .             20,450       829,861
                                                                                  --------------
                                                                                         855,748
                                                                                  --------------

INSURANCE - 0.10%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . . . . .                150        17,821
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . . . . .              1,100        36,382
Axa (France). . . . . . . . . . . . . . . . . . . . . . . . . .              1,400        33,958
Muenchener Rueckver AG (Germany). . . . . . . . . . . . . . . .                150        17,098
                                                                                  --------------
                                                                                         105,259
                                                                                  --------------

REAL ESTATE - 0.05%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . . . . .            307,275        47,977
                                                                                  --------------

THRIFTS & MORTGAGE FINANCE - 0.02%
Flagstar Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .              1,050        22,071
                                                                                  --------------
                                                                                       4,564,986
                                                                                  --------------

HEALTH CARE - 11.78%
BIOTECHNOLOGY - 0.34%
BioMarin Pharmaceutical, Inc.*. . . . . . . . . . . . . . . . .             13,725        83,036
Caliper Life Sciences, Inc.*. . . . . . . . . . . . . . . . . .              6,475        48,821
Chiron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .              3,425       112,511
Diversa Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .              7,725        58,865
Xenogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .              7,525        39,724
                                                                                  --------------
                                                                                         342,957
                                                                                  --------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.20%
Advanced Neuromodulation Systems, Inc.* . . . . . . . . . . . .              3,350       132,359
Conceptus, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .              7,925        55,554
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . . . . .             19,750       859,717
Thermo Electron Corp.*. . . . . . . . . . . . . . . . . . . . .              1,225        36,677
Varian, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              3,000       119,790
Viasys Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . .              1,025        18,747
                                                                                  --------------
                                                                                       1,222,844
                                                                                  --------------

HEALTH CARE PROVIDERS & SERVICES - 2.80%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . . . . .              9,850       103,228
American Healthways, Inc.*. . . . . . . . . . . . . . . . . . .              1,775        55,344
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .              1,325        77,221
AMN Healthcare Services, Inc.*. . . . . . . . . . . . . . . . .              5,150        73,800
Cross Country Healthcare, Inc.* . . . . . . . . . . . . . . . .              4,850        80,316
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . . . . .              1,525       113,140
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,050        91,266
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              2,575        88,812
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             14,025       119,213
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . . . . .              2,050        83,415
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .            262,700     1,983,385
                                                                                  --------------
                                                                                       2,869,140
                                                                                  --------------

PHARMACEUTICALS - 7.44%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . . . . .                350        13,107
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . . . . .              6,175       136,538
GlaxoSmithKline plc - ADR (United Kingdom). . . . . . . . . . .             25,250     1,125,392
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .             60,400     2,891,952
Sanofi-Aventis (France) . . . . . . . . . . . . . . . . . . . .                270        20,136
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .              2,750       185,602
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . .            167,750     3,113,440
Shire Pharmaceuticals Group plc (United Kingdom). . . . . . . .              1,750        20,401
Takeda Pharmaceutical Co. Ltd. (Japan). . . . . . . . . . . . .                400        18,990
Watson Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . .              2,975        88,744
                                                                                  --------------
                                                                                       7,614,302
                                                                                  --------------
                                                                                      12,049,243
                                                                                  --------------

INDUSTRIALS - 3.07%
AEROSPACE & DEFENSE - 0.48%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)             15,475       492,879
                                                                                  --------------

AIRLINES - 0.06%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . . . . .              1,575        21,953
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . . . . .              1,025        20,285
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .              1,250        21,525
                                                                                  --------------
                                                                                          63,763
                                                                                  --------------

COMMERCIAL SERVICES & SUPPLIES - 0.11%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .              4,650        14,285
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .              1,000        35,042
Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . .                875        23,380
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .              1,975        42,265
                                                                                  --------------
                                                                                         114,972
                                                                                  --------------

CONSTRUCTION & ENGINEERING - 0.13%
Hochtief AG (Germany) . . . . . . . . . . . . . . . . . . . . .                575        18,726
Infrasource Services, Inc.* . . . . . . . . . . . . . . . . . .              1,550        18,755
Insituform Technologies, Inc. - Class A*. . . . . . . . . . . .              1,175        18,459
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .              2,208        79,099
                                                                                  --------------
                                                                                         135,039
                                                                                  --------------

ELECTRICAL EQUIPMENT - 0.07%
Gamesa  Corporacion Tecnologica S.A. (Spain). . . . . . . . . .              2,200        31,439
Global Power Equipment Group, Inc.* . . . . . . . . . . . . . .              2,675        25,573
Plug Power, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              3,250        17,680
                                                                                  --------------
                                                                                          74,692
                                                                                  --------------

INDUSTRIAL CONGLOMERATES - 0.10%
Siemens AG (Germany). . . . . . . . . . . . . . . . . . . . . .                875        69,530
Sonae S.A. (SGPS) (Portugal). . . . . . . . . . . . . . . . . .             19,025        28,997
                                                                                  --------------
                                                                                          98,527
                                                                                  --------------

MACHINERY - 1.12%
AGCO Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .             40,875       839,164
Albany International Corp. - Class A. . . . . . . . . . . . . .                775        26,466
FANUC Ltd. (Japan). . . . . . . . . . . . . . . . . . . . . . .                200        13,490
Gardner Denver, Inc.* . . . . . . . . . . . . . . . . . . . . .                750        28,395
Lindsay Manufacturing Co. . . . . . . . . . . . . . . . . . . .              1,525        34,648
MAN AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .                950        39,218
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .             25,475       133,283
Wabtec Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .              1,500        27,960
                                                                                  --------------
                                                                                       1,142,624
                                                                                  --------------

ROAD & RAIL - 0.97%
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,775       990,257
                                                                                  --------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) . . . . . . . .              2,625        24,552
                                                                                  --------------
                                                                                       3,137,305
                                                                                  --------------

INFORMATION TECHNOLOGY - 3.66%
COMMUNICATIONS EQUIPMENT - 1.25%
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .             61,625     1,111,715
Lucent Technologies, Inc.*. . . . . . . . . . . . . . . . . . .              6,800        22,168
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .              5,225        79,838
Scientific-Atlanta, Inc.. . . . . . . . . . . . . . . . . . . .                475        14,397
SES Global - FDR (Luxembourg) . . . . . . . . . . . . . . . . .              3,850        48,047
                                                                                  --------------
                                                                                       1,276,165
                                                                                  --------------

COMPUTERS & PERIPHERALS - 0.04%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . .                425         7,225
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . .              1,950        25,545
Logitech International S.A. - ADR* (Switzerland). . . . . . . .                125         7,700
                                                                                  --------------
                                                                                          40,470
                                                                                  --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.20%
Digital Theater Systems, Inc. (DTS)*. . . . . . . . . . . . . .              1,500        30,615
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . .              2,900        40,977
KEYENCE Corp. (Japan) . . . . . . . . . . . . . . . . . . . . .                100        22,936
Mabuchi Motor Co. Ltd. (Japan). . . . . . . . . . . . . . . . .                200        13,683
Mettler-Toledo International, Inc.* (Switzerland) . . . . . . .              1,075        53,922
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              2,650        43,301
                                                                                  --------------
                                                                                         205,434
                                                                                  --------------

INTERNET SOFTWARE & SERVICES - 0.01%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . .              1,000         8,820
                                                                                  --------------

IT SERVICES - 0.83%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . .              1,325        20,365
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . .             20,375       830,077
                                                                                  --------------
                                                                                         850,442
                                                                                  --------------

OFFICE ELECTRONICS - 0.05%
Canon, Inc. (Japan) . . . . . . . . . . . . . . . . . . . . . .              1,000        52,106
                                                                                  --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.02%
ATI Technologies, Inc.* (Canada). . . . . . . . . . . . . . . .                350         6,066
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . .              1,150        34,995
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .              1,525        40,443
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan). . .              8,272        72,380
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .             38,550       894,745
                                                                                  --------------
                                                                                       1,048,629
                                                                                  --------------

SOFTWARE - 0.26%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .              2,175        64,706
Blackbaud, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .              3,850        51,475
Business Objects S.A. - ADR* (France) . . . . . . . . . . . . .              2,700        65,853
F-Secure Oyj* (Finland) . . . . . . . . . . . . . . . . . . . .              3,675         7,995
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . .              1,425        11,030
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              1,300         7,462
SAP AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .                325        50,339
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . .                800         7,584
                                                                                  --------------
                                                                                         266,444
                                                                                  --------------
                                                                                       3,748,510
                                                                                  --------------

MATERIALS - 1.46%
CHEMICALS - 1.12%
Air Liquide S.A. (France) . . . . . . . . . . . . . . . . . . .                165        28,351
Bayer AG (Germany). . . . . . . . . . . . . . . . . . . . . . .              1,050        33,470
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .                275         9,625
Degussa AG (Germany). . . . . . . . . . . . . . . . . . . . . .                225         9,365
Lanxess* (Germany). . . . . . . . . . . . . . . . . . . . . . .                105         2,024
Linde AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                250        15,847
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .             11,625       715,625
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . .              5,200       324,896
                                                                                  --------------
                                                                                       1,139,203
                                                                                  --------------

PAPER & FOREST PRODUCTS - 0.34%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .             10,025       350,374
                                                                                  --------------
                                                                                       1,489,577
                                                                                  --------------

TELECOMMUNICATION SERVICES - 2.47%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.19%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . .              2,325        26,714
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . .              2,425        28,736
Deutsche Telekom AG* (Germany). . . . . . . . . . . . . . . . .              2,225        48,085
Philippine Long Distance Telephone Co.* (Philippines) . . . . .              1,050        27,165
Telecom Italia S.p.A. (Italy) . . . . . . . . . . . . . . . . .             12,378        49,019
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico). . . .                475        17,694
                                                                                  --------------
                                                                                         197,413
                                                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES - 2.28%
Globe Telecom, Inc. (Philippines) . . . . . . . . . . . . . . .              1,425        23,931
Maxis Communications Berhad (Malaysia). . . . . . . . . . . . .              8,000        19,999
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .                 35        60,790
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .             85,775     2,228,434
                                                                                  --------------
                                                                                       2,333,154
                                                                                  --------------
                                                                                       2,530,567
                                                                                  --------------

UTILITIES - 2.56%
ELECTRIC UTILITIES - 1.41%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . .             66,575     1,287,561
E.ON AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .                875        78,330
Korea Electric Power Corp. (KEPCO) - ADR (South Korea). . . . .              3,900        53,859
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .              1,025        23,883
                                                                                  --------------
                                                                                       1,443,633
                                                                                  --------------

MULTI-UTILITIES & UNREGULATED POWER - 1.15%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .             11,750        43,475
National Grid Transco plc (United Kingdom). . . . . . . . . . .              1,975        19,187
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             31,300     1,095,500
Suez S.A. (France). . . . . . . . . . . . . . . . . . . . . . .                550        14,788
                                                                                  --------------
                                                                                       1,172,950
                                                                                  --------------
                                                                                       2,616,583
                                                                                  --------------

TOTAL COMMON STOCKS
(Identified Cost $49,687,212) . . . . . . . . . . . . . . . . .                       57,204,136
                                                                                  --------------

UNIT INVESTMENT TRUSTS - 0.06%
Nasdaq-100 Index Tracking Stock
(Identified Cost $62,183) . . . . . . . . . . . . . . . . . . .              1,675        62,645
                                                                                  --------------

U.S. TREASURY SECURITIES - 25.11%
U.S. TREASURY BONDS - 5.48%
U.S. Treasury Bond, 7.50%, 11/15/2024 . . . . . . . . . . . . .  $         360,000       492,708
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . . . . . . .          4,575,000     5,113,811
                                                                                  --------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $5,130,356). . . . . . . . . . . . . . . . . .                        5,606,519
                                                                                  --------------

U.S. TREASURY NOTES - 19.63%
U.S. Treasury Note, 1.625%, 4/30/2005 . . . . . . . . . . . . .          4,320,000     4,310,548
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . . . . . . .            355,000       358,911
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . . . . . . .          4,000,000     3,968,908
U.S. Treasury Note, 5.75%, 11/15/2005 . . . . . . . . . . . . .          3,435,000     3,510,274
U.S. Treasury Note, 5.875%, 11/15/2005. . . . . . . . . . . . .              5,000         5,115
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . . . . . . .          3,500,000     3,466,778
U.S. Treasury Note, 5.625%, 5/15/2008 . . . . . . . . . . . . .              5,000         5,331
U.S. Treasury Note, 3.25%, 8/15/2008. . . . . . . . . . . . . .          4,500,000     4,461,327
                                                                                  --------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $20,142,379) . . . . . . . . . . . . . . . . .                       20,087,192
                                                                                  --------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $25,272,735) . . . . . . . . . . . . . . . . .                       25,693,711
                                                                                  --------------

U.S. GOVERNMENT AGENCIES - 0.09%
MORTGAGE BACKED SECURITIES - 0.01%
GNMA, Pool #286310, 9.00%, 2/15/2020. . . . . . . . . . . . . .              3,187         3,511
GNMA, Pool #288873, 9.50%, 8/15/2020. . . . . . . . . . . . . .                294           332
                                                                                  --------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $3,627). . . . . . . . . . . . . . . . . . . .                            3,843
                                                                                  --------------

OTHER AGENCIES - 0.08%
Fannie Mae, 5.50%, 2/15/2006. . . . . . . . . . . . . . . . . .              5,000         5,116
Fannie Mae, 4.25%, 7/15/2007. . . . . . . . . . . . . . . . . .              5,000         5,079
Fannie Mae, 5.75%, 2/15/2008. . . . . . . . . . . . . . . . . .             55,000        58,200
Fannie Mae, 5.25%, 1/15/2009. . . . . . . . . . . . . . . . . .              5,000         5,252
Fannie Mae, 6.375%, 6/15/2009 . . . . . . . . . . . . . . . . .             10,000        10,970
                                                                                  --------------

TOTAL OTHER AGENCIES
(Identified Cost $82,787) . . . . . . . . . . . . . . . . . . .                           84,617
                                                                                  --------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $86,414) . . . . . . . . . . . . . . . . . . .                           88,460
                                                                                  --------------

SHORT-TERM INVESTMENTS - 20.64%
Dreyfus Treasury Cash Management - Institutional Shares . . . .          2,978,147     2,978,147
Fannie Mae Discount Note, 2/7/2005. . . . . . . . . . . . . . .  $       2,000,000     1,999,237
Federal Home Loan Bank Discount Note, 3/4/2005. . . . . . . . .          5,000,000     4,990,140
U.S. Treasury Bill, 3/10/2005 . . . . . . . . . . . . . . . . .         11,175,000    11,150,645
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,118,175) . . . . . . . . . . . . . . . . .                       21,118,169
                                                                                  --------------

TOTAL INVESTMENTS - 101.82%
(Identified Cost $96,226,719) . . . . . . . . . . . . . . . . .                      104,167,121

LIABILITIES, LESS OTHER ASSETS - (1.82%). . . . . . . . . . . .                       (1,862,660)
                                                                                  --------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $  102,304,461
                                                                                  ==============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $96,492,801

Unrealized appreciation. . . . . . .  $ 8,479,059
Unrealized depreciation. . . . . . .     (804,739)
                                      ------------

Net unrealized appreciation. . . . .  $ 7,674,320
                                      ============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                                      SHARES/
PRO-BLENDR EXTENDED TERM SERIES                                   PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------  ------------------  -----------

COMMON STOCKS - 69.72%
CONSUMER DISCRETIONARY - 11.85%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) . . . . . . . . . .              1,200   $    50,539
                                                                                  --------------

HOTELS, RESTAURANTS & LEISURE - 1.29%
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . .             63,575     3,661,920
International Speedway Corp. - Class A. . . . . . . . . . . . .              1,350        74,142
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . . . . . . .             63,000        85,614
                                                                                  --------------
                                                                                       3,821,676
                                                                                  --------------

HOUSEHOLD DURABLES - 0.18%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) . . . . . . .             49,750       119,553
Hunter Douglas N.V. (Netherlands) . . . . . . . . . . . . . . .                950        50,145
Interface, Inc. - Class A*. . . . . . . . . . . . . . . . . . .              7,850        74,025
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .              7,625       282,278
                                                                                  --------------
                                                                                         526,001
                                                                                  --------------

INTERNET & CATALOG RETAIL - 0.03%
IAC/InterActiveCorp*. . . . . . . . . . . . . . . . . . . . . .              3,650        88,440
                                                                                  --------------

LEISURE EQUIPMENT & PRODUCTS - 0.11%
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . .              2,275        30,280
Hasbro, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .              5,000        98,000
K2, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,175        30,581
Sega Sammy Holdings, Inc.* (Japan). . . . . . . . . . . . . . .              2,550       164,119
                                                                                  --------------
                                                                                         322,980
                                                                                  --------------

MEDIA - 6.19%
Acme Communications, Inc.*. . . . . . . . . . . . . . . . . . .             20,450       116,361
Belo Corp. -  Class A . . . . . . . . . . . . . . . . . . . . .              3,525        82,450
Cablevision Systems Corp. - Class A*. . . . . . . . . . . . . .            142,275     3,896,912
The E.W. Scripps Co. - Class A. . . . . . . . . . . . . . . . .             63,900     2,962,404
Harris Interactive, Inc.* . . . . . . . . . . . . . . . . . . .             24,700       184,262
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . . . . . . .             19,400       149,104
Insight Communications Co., Inc. - Class A* . . . . . . . . . .             11,425       115,507
Media Capital S.A. (SGPS)* (Portugal) . . . . . . . . . . . . .             20,250       142,975
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .             11,850       201,450
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .            244,550     2,834,829
PT Multimedia S.A. (SGPS) (Portugal). . . . . . . . . . . . . .              4,325       112,851
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .              7,025       257,536
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . . . . .            385,425     6,937,650
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .              8,019       234,099
Wolters Kluwer N.V. (Netherlands) . . . . . . . . . . . . . . .              4,825        86,927
                                                                                  --------------
                                                                                      18,315,317
                                                                                  --------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . . . . . . . . .              1,100        60,289
                                                                                  --------------

SPECIALTY RETAIL - 3.97%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .              9,150       324,687
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . .              2,800        75,376
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . .              2,400        64,496
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . . .            187,475     3,241,443
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .              1,825        60,444
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .             98,550     3,226,527
Weight Watchers International, Inc.*. . . . . . . . . . . . . .            101,675     4,764,490
                                                                                  --------------
                                                                                      11,757,463
                                                                                  --------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . . . . . . .              1,925       133,658
                                                                                  --------------
                                                                                      35,076,363
                                                                                  --------------

CONSUMER STAPLES - 9.97%
BEVERAGES - 0.94%
Allied Domecq plc (United Kingdom). . . . . . . . . . . . . . .              8,175        75,381
Diageo plc (United Kingdom) . . . . . . . . . . . . . . . . . .              5,050        68,756
Diageo plc - ADR (United Kingdom) . . . . . . . . . . . . . . .             45,500     2,498,405
Grupo Modelo S.A. de C.V. - Series C (Mexico) . . . . . . . . .             25,100        67,717
Scottish & Newcastle plc (United Kingdom) . . . . . . . . . . .              8,675        71,462
                                                                                  --------------
                                                                                       2,781,721
                                                                                  --------------

FOOD & STAPLES RETAILING - 1.35%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .             71,900     3,704,351
Metro AG (Germany). . . . . . . . . . . . . . . . . . . . . . .              1,550        80,968
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . . . . .             22,825       108,190
Tesco plc (United Kingdom). . . . . . . . . . . . . . . . . . .             14,600        84,690
                                                                                  --------------
                                                                                       3,978,199
                                                                                  --------------

FOOD PRODUCTS - 6.26%
Associated British Foods plc (United Kingdom) . . . . . . . . .              5,850        82,950
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .             23,650       211,622
Groupe Danone (France). . . . . . . . . . . . . . . . . . . . .                950        88,484
The Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . .              4,425        89,031
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .             27,000     7,084,350
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .            286,424    10,970,039
                                                                                  --------------
                                                                                      18,526,476
                                                                                  --------------

HOUSEHOLD PRODUCTS - 0.21%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .              1,650       147,772
Kao Corp. (Japan) . . . . . . . . . . . . . . . . . . . . . . .              3,000        69,764
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .             20,400       332,453
Reckitt Benckiser plc (United Kingdom). . . . . . . . . . . . .              2,475        73,449
                                                                                  --------------
                                                                                         623,438
                                                                                  --------------

PERSONAL PRODUCTS - 1.21%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .              6,352       387,251
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .             66,250     2,990,525
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .             15,000       208,569
                                                                                  --------------
                                                                                       3,586,345
                                                                                  --------------
                                                                                      29,496,179
                                                                                  --------------

ENERGY - 10.45%
ENERGY EQUIPMENT & SERVICES - 8.76%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .              1,700       103,700
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .            110,675     4,792,227
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .              1,775       135,036
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .             30,975     1,747,300
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .              6,075       230,243
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .              5,050       186,244
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .             12,075       282,434
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .            126,025     8,574,741
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .             24,075       404,730
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             79,250     3,487,000
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .             99,425     3,043,399
Weatherford International Ltd.* . . . . . . . . . . . . . . . .             54,325     2,948,218
                                                                                  --------------
                                                                                      25,935,272
                                                                                  --------------

OIL & GAS - 1.69%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .             46,175     4,001,064
BP plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .              7,600        74,799
Eni S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . . .             13,075       317,486
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .              5,100       171,819
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .              5,850       209,722
Shell Transport & Trading Co. plc (United Kingdom). . . . . . .              9,325        81,335
Total S.A. (France) . . . . . . . . . . . . . . . . . . . . . .                675       144,646
                                                                                  --------------
                                                                                       5,000,871
                                                                                  --------------
                                                                                      30,936,143
                                                                                  --------------

FINANCIALS - 6.81%
CAPITAL MARKETS - 1.99%
The Bank of New York Co., Inc.. . . . . . . . . . . . . . . . .             91,175     2,708,809
Deutsche Bank AG (Germany). . . . . . . . . . . . . . . . . . .              2,175       184,449
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . .             80,375     3,002,810
                                                                                  --------------
                                                                                       5,896,068
                                                                                  --------------

COMMERCIAL BANKS - 3.42%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . . . . .             30,335       140,778
Banca Monte dei Paschi di Siena S.p.A. (Italy). . . . . . . . .             10,950        35,304
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . . . . .             22,825        93,661
Banco Espirito Santo S.A. (BES) (Portugal). . . . . . . . . . .              4,050        69,588
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) . . .              4,950       108,460
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . . . . .              1,550       111,760
Commerzbank AG* (Germany) . . . . . . . . . . . . . . . . . . .              4,025        85,465
Hong Leong Bank Berhad (Malaysia) . . . . . . . . . . . . . . .             36,300        52,538
Metropolitan Bank & Trust Co. (Philippines) . . . . . . . . . .            315,000       185,866
PNC Financial Services Group, Inc.. . . . . . . . . . . . . . .             51,675     2,783,732
SanPaolo IMI S.p.A. (Italy) . . . . . . . . . . . . . . . . . .              3,025        42,164
Societe Generale (France) . . . . . . . . . . . . . . . . . . .                675        67,179
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .             98,750     2,967,437
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . . . . .             29,175       160,384
Wachovia Corp.. . . . . . . . . . . . . . . . . . . . . . . . .             58,925     3,232,036
                                                                                  --------------
                                                                                      10,136,352
                                                                                  --------------

CONSUMER FINANCE - 0.04%
MoneyGram International, Inc. . . . . . . . . . . . . . . . . .              2,925        56,745
Takefuji Corp. (Japan). . . . . . . . . . . . . . . . . . . . .                950        66,551
                                                                                  --------------
                                                                                         123,296
                                                                                  --------------

DIVERSIFIED FINANCIAL SERVICES - 1.09%
ING Groep N.V. (Netherlands). . . . . . . . . . . . . . . . . .              3,650       104,985
Principal Financial Group, Inc. . . . . . . . . . . . . . . . .             77,150     3,130,747
                                                                                  --------------
                                                                                       3,235,732
                                                                                  --------------

INSURANCE - 0.17%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . . . . .                750        89,103
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . . . . .              5,100       168,682
Axa (France). . . . . . . . . . . . . . . . . . . . . . . . . .              6,550       158,876
Muenchener Rueckver AG (Germany). . . . . . . . . . . . . . . .                625        71,240
                                                                                  --------------
                                                                                         487,901
                                                                                  --------------

REAL ESTATE - 0.07%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . . . . .          1,283,025       200,327
                                                                                  --------------

THRIFTS & MORTGAGE FINANCE - 0.03%
Flagstar Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .              3,975        83,554
                                                                                  --------------
                                                                                      20,163,230
                                                                                  --------------

HEALTH CARE - 14.59%
BIOTECHNOLOGY - 0.43%
BioMarin Pharmaceutical, Inc.*. . . . . . . . . . . . . . . . .             54,500       329,725
Caliper Life Sciences, Inc.*. . . . . . . . . . . . . . . . . .             25,000       188,500
Chiron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .             11,450       376,132
Diversa Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .             31,075       236,792
Xenogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .             28,650       151,243
                                                                                  --------------
                                                                                       1,282,392
                                                                                  --------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.55%
Advanced Neuromodulation Systems, Inc.* . . . . . . . . . . . .             10,200       403,002
Conceptus, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             29,575       207,321
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . . . . .             70,975     3,089,542
Thermo Electron Corp.*. . . . . . . . . . . . . . . . . . . . .              4,450       133,233
Varian, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .             11,150       445,219
Viasys Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . .             16,875       308,644
                                                                                  --------------
                                                                                       4,586,961
                                                                                  --------------

HEALTH CARE PROVIDERS & SERVICES - 3.39%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . . . . .             35,575       372,826
American Healthways, Inc.*. . . . . . . . . . . . . . . . . . .              6,725       209,685
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .              4,125       240,405
AMN Healthcare Services, Inc.*. . . . . . . . . . . . . . . . .             20,125       288,391
Cross Country Healthcare, Inc.* . . . . . . . . . . . . . . . .             18,900       312,984
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . . . . .              4,975       369,095
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,700       298,284
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              8,350       287,992
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             49,125       417,563
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . . . . .              7,825       318,399
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .            915,900     6,915,045
                                                                                  --------------
                                                                                      10,030,669
                                                                                  --------------

PHARMACEUTICALS - 9.22%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . . . . .              1,450        54,300
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . . . . .             25,600       566,052
GlaxoSmithKline plc - ADR (United Kingdom). . . . . . . . . . .             98,200     4,376,774
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .            203,850     9,760,338
Sanofi-Aventis (France) . . . . . . . . . . . . . . . . . . . .              1,250        93,223
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .             10,750       725,536
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . .            603,300    11,197,248
Shire Pharmaceuticals Group plc (United Kingdom). . . . . . . .              7,425        86,560
Takeda Pharmaceutical Co. Ltd. (Japan). . . . . . . . . . . . .              1,700        80,706
Watson Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . .             11,600       346,028
                                                                                  --------------
                                                                                      27,286,765
                                                                                  --------------
                                                                                      43,186,787
                                                                                  --------------

INDUSTRIALS - 3.93%
AEROSPACE & DEFENSE - 0.65%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)             60,125     1,914,981
                                                                                  --------------

AIRLINES - 0.08%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . . . . .              6,475        90,253
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . . . . .              3,875        76,686
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .              3,725        64,144
                                                                                  --------------
                                                                                         231,083
                                                                                  --------------

COMMERCIAL SERVICES & SUPPLIES - 0.17%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .             23,025        70,734
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .              4,418       154,816
Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . .              3,300        88,176
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .              9,100       194,740
                                                                                  --------------
                                                                                         508,466
                                                                                  --------------

CONSTRUCTION & ENGINEERING - 0.20%
Hochtief AG (Germany) . . . . . . . . . . . . . . . . . . . . .              2,625        85,488
Infrasource Services, Inc.* . . . . . . . . . . . . . . . . . .              6,225        75,322
Insituform Technologies, Inc. - Class A*. . . . . . . . . . . .              4,825        75,801
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .              9,728       348,492
                                                                                  --------------
                                                                                         585,103
                                                                                  --------------

ELECTRICAL EQUIPMENT - 0.11%
Gamesa  Corporacion Tecnologica S.A. (Spain). . . . . . . . . .              9,700       138,617
Global Power Equipment Group, Inc.* . . . . . . . . . . . . . .             10,725       102,531
Plug Power, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             12,925        70,312
                                                                                  --------------
                                                                                         311,460
                                                                                  --------------

INDUSTRIAL CONGLOMERATES - 0.13%
Siemens AG (Germany). . . . . . . . . . . . . . . . . . . . . .              3,325       264,215
Sonae S.A. (SGPS) (Portugal). . . . . . . . . . . . . . . . . .             77,250       117,739
                                                                                  --------------
                                                                                         381,954
                                                                                  --------------

MACHINERY - 1.40%
AGCO Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .            143,075     2,937,330
Albany International Corp. - Class A. . . . . . . . . . . . . .              2,900        99,035
FANUC Ltd. (Japan). . . . . . . . . . . . . . . . . . . . . . .              1,000        67,448
Gardner Denver, Inc.* . . . . . . . . . . . . . . . . . . . . .              2,850       107,901
Lindsay Manufacturing Co. . . . . . . . . . . . . . . . . . . .              4,375        99,400
MAN AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .              3,875       159,967
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .            108,200       566,092
Wabtec Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .              5,775       107,646
                                                                                  --------------
                                                                                       4,144,819
                                                                                  --------------

ROAD & RAIL - 1.16%
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .             85,950     3,435,422
                                                                                  --------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) . . . . . . . .             10,975       102,652
                                                                                  --------------
                                                                                      11,615,940
                                                                                  --------------

INFORMATION TECHNOLOGY - 4.51%
COMMUNICATIONS EQUIPMENT - 1.65%
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .            233,725     4,216,399
Lucent Technologies, Inc.*. . . . . . . . . . . . . . . . . . .             25,650        83,619
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .             21,875       334,250
Scientific-Atlanta, Inc.. . . . . . . . . . . . . . . . . . . .              1,825        55,316
SES Global - FDR (Luxembourg) . . . . . . . . . . . . . . . . .             15,350       191,563
                                                                                  --------------
                                                                                       4,881,147
                                                                                  --------------

COMPUTERS & PERIPHERALS - 0.05%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . .              1,550        26,350
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . .              7,400        96,940
Logitech International S.A. - ADR* (Switzerland). . . . . . . .                500        30,800
                                                                                  --------------
                                                                                         154,090
                                                                                  --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.22%
Digital Theater Systems, Inc. (DTS)*. . . . . . . . . . . . . .              5,825       118,888
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . .              4,425        62,525
KEYENCE Corp. (Japan) . . . . . . . . . . . . . . . . . . . . .                300        68,809
Mabuchi Motor Co. Ltd. (Japan). . . . . . . . . . . . . . . . .                800        54,731
Mettler-Toledo International, Inc.* (Switzerland) . . . . . . .              3,900       195,624
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              9,950       162,583
                                                                                  --------------
                                                                                         663,160
                                                                                  --------------

INTERNET SOFTWARE & SERVICES - 0.01%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . .              3,775        33,295
                                                                                  --------------

IT SERVICES - 0.95%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . .              5,350        82,230
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . .             66,800     2,721,432
                                                                                  --------------
                                                                                       2,803,662
                                                                                  --------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) . . . . . . . . . . . . . . . . . . . . . .              1,000        52,106
                                                                                  --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.26%
ATI Technologies, Inc.* (Canada). . . . . . . . . . . . . . . .              1,350        23,395
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . .              4,500       136,935
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .              3,900       103,428
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan). . .             24,661       215,784
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .            140,225     3,254,622
                                                                                  --------------
                                                                                       3,734,164
                                                                                  --------------

SOFTWARE - 0.35%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .              9,125       271,469
Blackbaud, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             15,000       200,550
Business Objects S.A. - ADR* (France) . . . . . . . . . . . . .             10,600       258,534
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . .              5,375        41,603
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              5,025        28,844
SAP AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .              1,225       189,738
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . .              3,050        28,914
                                                                                  --------------
                                                                                       1,019,652
                                                                                  --------------
                                                                                      13,341,276
                                                                                  --------------

MATERIALS - 1.66%
CHEMICALS - 1.20%
Air Liquide S.A. (France) . . . . . . . . . . . . . . . . . . .                742       127,493
Bayer AG (Germany). . . . . . . . . . . . . . . . . . . . . . .              5,000       159,383
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .              1,325        46,375
Lanxess* (Germany). . . . . . . . . . . . . . . . . . . . . . .                500         9,640
Linde AG (Germany). . . . . . . . . . . . . . . . . . . . . . .              1,125        71,312
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .             17,375     1,069,590
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . .             33,350     2,083,708
                                                                                  --------------
                                                                                       3,567,501
                                                                                  --------------

PAPER & FOREST PRODUCTS - 0.46%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .             38,750     1,354,312
                                                                                  --------------
                                                                                       4,921,813
                                                                                  --------------

TELECOMMUNICATION SERVICES - 2.91%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.23%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . .              1,075        12,352
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . .              5,125        60,731
Deutsche Telekom AG* (Germany). . . . . . . . . . . . . . . . .              9,150       197,744
Philippine Long Distance Telephone Co.* (Philippines) . . . . .              4,350       112,541
Telecom Italia S.p.A. (Italy) . . . . . . . . . . . . . . . . .             58,025       229,787
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico). . . .              1,975        73,569
                                                                                  --------------
                                                                                         686,724
                                                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES - 2.68%
Globe Telecom, Inc. (Philippines) . . . . . . . . . . . . . . .              5,900        99,083
Maxis Communications Berhad (Malaysia). . . . . . . . . . . . .             32,500        81,248
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .                142       246,635
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .            288,800     7,503,024
                                                                                  --------------
                                                                                       7,929,990
                                                                                  --------------
                                                                                       8,616,714
                                                                                  --------------

UTILITIES - 3.04%
ELECTRIC UTILITIES - 1.66%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . .            227,250     4,395,015
E.ON AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .              3,250       290,940
Korea Electric Power Corp. (KEPCO) - ADR (South Korea). . . . .             10,825       149,493
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .              3,850        89,705
                                                                                  --------------
                                                                                       4,925,153
                                                                                  --------------

MULTI-UTILITIES & UNREGULATED POWER - 1.38%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .             46,175       170,847
National Grid Transco plc (United Kingdom). . . . . . . . . . .              8,475        82,334
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . .            107,450     3,760,750
Suez S.A. (France). . . . . . . . . . . . . . . . . . . . . . .              2,575        69,235
                                                                                  --------------
                                                                                       4,083,166
                                                                                  --------------
                                                                                       9,008,319
                                                                                  --------------

TOTAL COMMON STOCKS
(Identified Cost $178,103,816). . . . . . . . . . . . . . . . .                      206,362,764
                                                                                  --------------

UNIT INVESTMENT TRUSTS - 0.08%
Nasdaq-100 Index Tracking Stock
(Identified Cost $242,235). . . . . . . . . . . . . . . . . . .              6,525       244,035
                                                                                  --------------

WARRANTS - 0.00%**
Lucent Technologies, Inc., 12/10/2007
(Identified Cost $953). . . . . . . . . . . . . . . . . . . . .                657           765
                                                                                  --------------

U.S. TREASURY SECURITIES - 22.11%
U.S. TREASURY BONDS - 7.67%
U.S. Treasury Bond, 7.25%, 8/15/2022. . . . . . . . . . . . . .  $           5,000         6,582
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . . . . . . .         20,310,000    22,701,970
                                                                                  --------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $20,348,407) . . . . . . . . . . . . . . . . .                       22,708,552
                                                                                  --------------

U.S. TREASURY NOTES - 14.44%
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . . . . . . .          8,500,000     8,433,930
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . . . . . . .         15,000,000    14,857,620
U.S. Treasury Note, 3.00%, 2/15/2008. . . . . . . . . . . . . .         19,700,000    19,453,750
                                                                                  --------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $43,591,892) . . . . . . . . . . . . . . . . .                       42,745,300
                                                                                  --------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $63,940,299) . . . . . . . . . . . . . . . . .                       65,453,852
                                                                                  --------------

U.S. GOVERNMENT AGENCIES - 0.07%
Fannie Mae, 4.25%, 7/15/2007. . . . . . . . . . . . . . . . . .            190,000       193,013
Fannie Mae, 5.75%, 2/15/2008. . . . . . . . . . . . . . . . . .              5,000         5,291
                                                                                  --------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $201,312). . . . . . . . . . . . . . . . . . .                          198,304
                                                                                  --------------

SHORT-TERM INVESTMENTS - 9.84%
Dreyfus Treasury Cash Management - Institutional Shares . . . .          4,739,642     4,739,642
Fannie Mae Discount Note, 2/7/2005. . . . . . . . . . . . . . .  $       9,000,000     8,996,575
U.S. Treasury Bill, 3/10/2005 . . . . . . . . . . . . . . . . .         15,435,000    15,401,356
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $29,137,586) . . . . . . . . . . . . . . . . .                       29,137,573
                                                                                  --------------

TOTAL INVESTMENTS - 101.82%
(Identified Cost $271,626,201). . . . . . . . . . . . . . . . .                      301,397,293

LIABILITIES, LESS OTHER ASSETS - (1.82%). . . . . . . . . . . .                       (5,386,528)
                                                                                  --------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $  296,010,765
                                                                                  ==============




*Non-income  producing  security
**Less  than  0.01%.
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $272,336,316

Unrealized appreciation. . . . . . .  $ 33,108,722
Unrealized depreciation. . . . . . .    (4,047,745)
                                      -------------

Net unrealized appreciation. . . . .  $ 29,060,977
                                      =============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JANUARY 31, 2005 (UNAUDITED)

                                                                      SHARES/
PRO-BLENDR MAXIMUM TERM SERIES                                   PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 90.65%
CONSUMER DISCRETIONARY - 19.58%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) . . . . . . . . . .                525  $    22,111
                                                                                  -------------

HOTELS, RESTAURANTS & LEISURE - 1.51%
Carnival Corp.. . . . . . . . . . . . . . . . . . . . . . . . .             36,200    2,085,120
International Speedway Corp. - Class A. . . . . . . . . . . . .                900       49,428
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . . . . . . .             25,000       33,974
                                                                                  -------------
                                                                                      2,168,522
                                                                                  -------------

HOUSEHOLD DURABLES - 1.96%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) . . . . . . .             22,025       52,928
Interface, Inc. - Class A*. . . . . . . . . . . . . . . . . . .              6,775       63,888
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .                750       17,985
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .             72,425    2,681,174
                                                                                  -------------
                                                                                      2,815,975
                                                                                  -------------

INTERNET & CATALOG RETAIL - 0.16%
IAC/InterActiveCorp*. . . . . . . . . . . . . . . . . . . . . .              9,475      229,579
                                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS - 0.11%
Callaway Golf Co. . . . . . . . . . . . . . . . . . . . . . . .              1,275       16,970
Hasbro, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .              2,275       44,590
K2, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,475       20,738
Sega Sammy Holdings, Inc.* (Japan). . . . . . . . . . . . . . .              1,200       77,233
                                                                                  -------------
                                                                                        159,531
                                                                                  -------------

MEDIA - 8.93%
Acme Communications, Inc.*. . . . . . . . . . . . . . . . . . .             12,250       69,702
Belo Corp. -  Class A . . . . . . . . . . . . . . . . . . . . .              1,675       39,178
Cablevision Systems Corp. - Class A*. . . . . . . . . . . . . .            175,475    4,806,260
The E.W. Scripps Co. - Class A. . . . . . . . . . . . . . . . .             34,900    1,617,964
Harris Interactive, Inc.* . . . . . . . . . . . . . . . . . . .             16,050      119,733
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . . . . . . .              9,075       69,749
Insight Communications Co., Inc. - Class A* . . . . . . . . . .              7,925       80,122
Media Capital S.A. (SGPS)* (Portugal) . . . . . . . . . . . . .              9,625       67,957
News Corp. - Class A. . . . . . . . . . . . . . . . . . . . . .              5,400       91,800
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .            137,075    1,588,976
PT Multimedia S.A. (SGPS) (Portugal). . . . . . . . . . . . . .              2,050       53,490
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .              2,375       87,067
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . . . . .            222,675    4,008,150
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .              4,047      118,144
Wolters Kluwer N.V. (Netherlands) . . . . . . . . . . . . . . .              2,050       36,933
                                                                                  -------------
                                                                                     12,855,225
                                                                                  -------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . . . . . . . . .                600       32,885
                                                                                  -------------

SPECIALTY RETAIL - 6.83%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .              4,125      146,375
Foot Locker, Inc. . . . . . . . . . . . . . . . . . . . . . . .              2,075       55,859
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . .              1,100       29,560
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . . .            107,975    1,866,888
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .             80,250    2,657,880
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .             65,875    2,156,748
Weight Watchers International, Inc.*. . . . . . . . . . . . . .             62,250    2,917,035
                                                                                  -------------
                                                                                      9,830,345
                                                                                  -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . . . . . . .                850       59,018
                                                                                  -------------
                                                                                     28,173,191
                                                                                  -------------

CONSUMER STAPLES - 10.02%
BEVERAGES - 0.09%
Allied Domecq plc (United Kingdom). . . . . . . . . . . . . . .              3,700       34,117
Diageo plc (United Kingdom) . . . . . . . . . . . . . . . . . .              2,275       30,974
Grupo Modelo S.A. de C.V. - Series C (Mexico) . . . . . . . . .             10,800       29,137
Scottish & Newcastle plc (United Kingdom) . . . . . . . . . . .              4,075       33,569
                                                                                  -------------
                                                                                        127,797
                                                                                  -------------

FOOD & STAPLES RETAILING - 1.28%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .             33,325    1,716,933
Metro AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                700       36,566
Pathmark Stores, Inc.*. . . . . . . . . . . . . . . . . . . . .             10,575       50,125
Tesco plc (United Kingdom). . . . . . . . . . . . . . . . . . .              6,600       38,285
                                                                                  -------------
                                                                                      1,841,909
                                                                                  -------------

FOOD PRODUCTS - 7.07%
Associated British Foods plc (United Kingdom) . . . . . . . . .              2,750       38,994
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .             10,550       94,402
Chiquita Brands International, Inc. . . . . . . . . . . . . . .              1,050       24,097
Groupe Danone (France). . . . . . . . . . . . . . . . . . . . .                400       37,257
The Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . .              2,100       42,252
Lancaster Colony Corp.. . . . . . . . . . . . . . . . . . . . .                375       15,866
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .             18,125    4,755,698
Ralcorp Holdings, Inc.. . . . . . . . . . . . . . . . . . . . .                575       25,300
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .            134,357    5,145,873
                                                                                  -------------
                                                                                     10,179,739
                                                                                  -------------

HOUSEHOLD PRODUCTS - 0.20%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .                725       64,930
Kao Corp. (Japan) . . . . . . . . . . . . . . . . . . . . . . .              2,000       46,509
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .              8,400      136,892
Reckitt Benckiser plc (United Kingdom). . . . . . . . . . . . .              1,175       34,870
                                                                                  -------------
                                                                                        283,201
                                                                                  -------------

PERSONAL PRODUCTS - 1.38%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .              2,632      160,461
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .             38,200    1,724,348
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .              7,000       97,332
                                                                                  -------------
                                                                                      1,982,141
                                                                                  -------------
                                                                                     14,414,787
                                                                                  -------------

ENERGY - 11.29%
ENERGY EQUIPMENT & SERVICES - 9.65%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .                800       48,800
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .             38,425    1,663,802
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .                775       58,959
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .             15,825      892,688
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .              2,750      104,225
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .              3,325      122,626
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .              8,625      201,739
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .             70,200    4,776,408
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .             12,000      201,735
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             47,525    2,091,100
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .             38,875    1,189,964
Weatherford International Ltd.* . . . . . . . . . . . . . . . .             46,775    2,538,479
                                                                                  -------------
                                                                                     13,890,525
                                                                                  -------------

OIL & GAS - 1.64%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .             21,550    1,867,307
BP plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .              3,450       33,955
Eni S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . . .              5,825      141,442
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .              3,600      121,284
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .              2,625       94,106
Shell Transport & Trading Co. plc (United Kingdom). . . . . . .              4,400       38,378
Total S.A. (France) . . . . . . . . . . . . . . . . . . . . . .                300       64,287
                                                                                  -------------
                                                                                      2,360,759
                                                                                  -------------
                                                                                     16,251,284
                                                                                  -------------

FINANCIALS - 8.07%
CAPITAL MARKETS - 2.77%
The Bank of New York Co., Inc.. . . . . . . . . . . . . . . . .             82,375    2,447,361
Deutsche Bank AG (Germany). . . . . . . . . . . . . . . . . . .                950       80,564
SEI Investments Co. . . . . . . . . . . . . . . . . . . . . . .             38,825    1,450,502
                                                                                  -------------
                                                                                      3,978,427
                                                                                  -------------

COMMERCIAL BANKS - 4.01%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . . . . .             13,450       62,419
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . . . . .             10,125       41,547
Banco Espirito Santo S.A. (BES) (Portugal). . . . . . . . . . .              1,775       30,499
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) . . .              1,300       28,484
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . . . . .                650       46,867
Commerzbank AG* (Germany) . . . . . . . . . . . . . . . . . . .              1,725       36,628
Metropolitan Bank & Trust Co. (Philippines) . . . . . . . . . .            145,125       85,631
PNC Financial Services Group, Inc.. . . . . . . . . . . . . . .             29,750    1,602,632
Societe Generale (France) . . . . . . . . . . . . . . . . . . .                300       29,857
U.S. Bancorp. . . . . . . . . . . . . . . . . . . . . . . . . .             59,750    1,795,488
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . . . . .             12,925       71,053
Wachovia Corp.. . . . . . . . . . . . . . . . . . . . . . . . .             35,300    1,936,205
                                                                                  -------------
                                                                                      5,767,310
                                                                                  -------------

CONSUMER FINANCE - 0.05%
MoneyGram International, Inc. . . . . . . . . . . . . . . . . .              2,275       44,135
Takefuji Corp. (Japan). . . . . . . . . . . . . . . . . . . . .                450       31,524
                                                                                  -------------
                                                                                         75,659
                                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 1.00%
ING Groep N.V. (Netherlands). . . . . . . . . . . . . . . . . .                775       22,291
Principal Financial Group, Inc. . . . . . . . . . . . . . . . .             34,950    1,418,271
                                                                                  -------------
                                                                                      1,440,562
                                                                                  -------------

INSURANCE - 0.15%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . . . . .                325       38,611
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . . . . .              2,275       75,246
Axa (France). . . . . . . . . . . . . . . . . . . . . . . . . .              2,925       70,948
Muenchener Rueckver AG (Germany). . . . . . . . . . . . . . . .                275       31,346
                                                                                  -------------
                                                                                        216,151
                                                                                  -------------

REAL ESTATE - 0.06%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . . . . .            591,525       92,359
                                                                                  -------------

THRIFTS & MORTGAGE FINANCE - 0.03%
Flagstar Bancorp, Inc.. . . . . . . . . . . . . . . . . . . . .              1,900       39,938
                                                                                  -------------
                                                                                     11,610,406
                                                                                  -------------

HEALTH CARE - 15.34%
BIOTECHNOLOGY - 0.39%
BioMarin Pharmaceutical, Inc.*. . . . . . . . . . . . . . . . .             21,000      127,050
Caliper Life Sciences, Inc.*. . . . . . . . . . . . . . . . . .             12,000       90,480
Chiron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .              5,450      179,032
Diversa Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .             14,650      111,633
Xenogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .              9,150       48,303
                                                                                  -------------
                                                                                        556,498
                                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.48%
Advanced Neuromodulation Systems, Inc.* . . . . . . . . . . . .              4,675      184,709
Conceptus, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             12,625       88,501
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . . . . .             38,875    1,692,229
Thermo Electron Corp.*. . . . . . . . . . . . . . . . . . . . .              1,425       42,665
Varian, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              2,300       91,839
Viasys Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . .              1,950       35,666
                                                                                  -------------
                                                                                      2,135,609
                                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 3.98%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . . . . .             11,300      118,424
American Healthways, Inc.*. . . . . . . . . . . . . . . . . . .              3,200       99,776
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . . . . .              2,025      118,017
AMN Healthcare Services, Inc.*. . . . . . . . . . . . . . . . .              9,775      140,076
Cross Country Healthcare, Inc.* . . . . . . . . . . . . . . . .              9,275      153,594
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . . . . .              2,375      176,201
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,175      141,351
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              4,025      138,822
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             25,900      220,150
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . . . . .              3,725      151,570
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .            566,050    4,273,678
                                                                                  -------------
                                                                                      5,731,659
                                                                                  -------------

PHARMACEUTICALS - 9.49%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . . . . .                675       25,278
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . . . . .             12,275      271,417
GlaxoSmithKline plc - ADR (United Kingdom). . . . . . . . . . .             54,825    2,443,550
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .            121,500    5,817,420
Sanofi-Aventis (France) . . . . . . . . . . . . . . . . . . . .                562       41,913
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .              4,675      315,524
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . .            242,175    4,494,768
Shire Pharmaceuticals Group plc (United Kingdom). . . . . . . .              3,500       40,803
Takeda Pharmaceutical Co. Ltd. (Japan). . . . . . . . . . . . .                800       37,979
Watson Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . .              5,700      170,031
                                                                                  -------------
                                                                                     13,658,683
                                                                                  -------------
                                                                                     22,082,449
                                                                                  -------------

INDUSTRIALS - 6.97%
AEROSPACE & DEFENSE - 0.72%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)             32,250    1,027,162
                                                                                  -------------

AIRLINES - 1.18%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . . . . .              2,850       39,725
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . . . . .              1,850       36,611
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .              2,625       45,203
Southwest Airlines Co.. . . . . . . . . . . . . . . . . . . . .            109,050    1,579,044
                                                                                  -------------
                                                                                      1,700,583
                                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 1.28%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .             10,225       31,412
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .              1,925       67,456
The Dun & Bradstreet Corp.* . . . . . . . . . . . . . . . . . .             27,800    1,615,180
Herman Miller, Inc. . . . . . . . . . . . . . . . . . . . . . .              1,575       42,084
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .              4,125       88,275
                                                                                  -------------
                                                                                      1,844,407
                                                                                  -------------

CONSTRUCTION & ENGINEERING - 0.21%
Hochtief AG (Germany) . . . . . . . . . . . . . . . . . . . . .              1,200       39,080
Infrasource Services, Inc.* . . . . . . . . . . . . . . . . . .              2,925       35,392
Insituform Technologies, Inc. - Class A*. . . . . . . . . . . .              2,175       34,169
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .              5,468      195,884
                                                                                  -------------
                                                                                        304,525
                                                                                  -------------

ELECTRICAL EQUIPMENT - 0.41%
American Superconductor Corp.*. . . . . . . . . . . . . . . . .             36,375      425,224
Gamesa  Corporacion Tecnologica S.A. (Spain). . . . . . . . . .              4,775       68,237
Global Power Equipment Group, Inc.* . . . . . . . . . . . . . .              5,050       48,278
Plug Power, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              9,500       51,680
                                                                                  -------------
                                                                                        593,419
                                                                                  -------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany). . . . . . . . . . . . . . . . . . . . . .              1,475      117,208
Sonae S.A. (SGPS) (Portugal). . . . . . . . . . . . . . . . . .             33,275       50,716
                                                                                  -------------
                                                                                        167,924
                                                                                  -------------

MACHINERY - 1.54%
AGCO Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .             73,800    1,515,114
Albany International Corp. - Class A. . . . . . . . . . . . . .              1,425       48,664
Gardner Denver, Inc.* . . . . . . . . . . . . . . . . . . . . .              1,350       51,111
Lindsay Manufacturing Co. . . . . . . . . . . . . . . . . . . .              3,400       77,248
MAN AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .              1,675       69,147
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .             70,050      366,495
Wabtec Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .              4,775       89,006
                                                                                  -------------
                                                                                      2,216,785
                                                                                  -------------

ROAD & RAIL - 1.48%
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .             53,250    2,128,403
                                                                                  -------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) . . . . . . . .              4,875       45,597
                                                                                  -------------
                                                                                     10,028,805
                                                                                  -------------

INFORMATION TECHNOLOGY - 7.14%
COMMUNICATIONS EQUIPMENT - 2.96%
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . .            128,400    2,316,336
Lucent Technologies, Inc.*. . . . . . . . . . . . . . . . . . .             41,725      136,023
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .             15,700      239,896
Scientific-Atlanta, Inc.. . . . . . . . . . . . . . . . . . . .              2,350       71,229
SES Global - FDR (Luxembourg) . . . . . . . . . . . . . . . . .            119,350    1,489,446
                                                                                  -------------
                                                                                      4,252,930
                                                                                  -------------

COMPUTERS & PERIPHERALS - 0.14%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . .              2,000       34,000
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . .              9,500      124,450
Logitech International S.A. - ADR* (Switzerland). . . . . . . .                650       40,040
                                                                                  -------------
                                                                                        198,490
                                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.35%
Digital Theater Systems, Inc. (DTS)*. . . . . . . . . . . . . .              7,600      155,116
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . .              8,050      113,746
KEYENCE Corp. (Japan) . . . . . . . . . . . . . . . . . . . . .                200       45,873
Mettler-Toledo International, Inc.* (Switzerland) . . . . . . .              1,050       52,668
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              8,750      142,975
                                                                                  -------------
                                                                                        510,378
                                                                                  -------------

INTERNET SOFTWARE & SERVICES - 0.04%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . .              6,775       59,755
                                                                                  -------------

IT SERVICES - 1.28%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . .              2,525       38,809
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . .             44,325    1,805,800
                                                                                  -------------
                                                                                      1,844,609
                                                                                  -------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) . . . . . . . . . . . . . . . . . . . . . .                600       31,264
                                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.62%
ATI Technologies, Inc.* (Canada). . . . . . . . . . . . . . . .              1,725       29,894
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . .              3,925      119,438
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .              6,025      159,783
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan). . .             25,237      220,824
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . .             77,625    1,801,676
                                                                                  -------------
                                                                                      2,331,615
                                                                                  -------------

SOFTWARE - 0.73%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .             11,525      342,869
Blackbaud, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             11,400      152,418
Business Objects S.A. - ADR* (France) . . . . . . . . . . . . .              7,600      185,364
DocuCorp International, Inc.* . . . . . . . . . . . . . . . . .              9,425       92,271
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . .             13,950      107,973
Opsware, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              6,900       39,606
SAP AG (Germany). . . . . . . . . . . . . . . . . . . . . . . .                550       85,189
Secure Computing Corp.* . . . . . . . . . . . . . . . . . . . .              3,925       37,209
                                                                                  -------------
                                                                                      1,042,899
                                                                                  -------------
                                                                                     10,271,940
                                                                                  -------------

MATERIALS - 5.15%
CHEMICALS - 4.64%
Air Liquide S.A. (France) . . . . . . . . . . . . . . . . . . .                330       56,702
Bayer AG (Germany). . . . . . . . . . . . . . . . . . . . . . .              2,225       70,925
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .                750       26,250
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . .             92,550    2,781,127
Lanxess* (Germany). . . . . . . . . . . . . . . . . . . . . . .                223        4,290
Linde AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                500       31,694
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .             35,725    2,199,201
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . .             24,225    1,513,578
                                                                                  -------------
                                                                                      6,683,767
                                                                                  -------------

PAPER & FOREST PRODUCTS - 0.51%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .             21,050      735,697
                                                                                  -------------
                                                                                      7,419,464
                                                                                  -------------

TELECOMMUNICATION SERVICES - 3.67%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.49%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . .             16,700      191,883
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . .             20,125      238,481
Deutsche Telekom AG* (Germany). . . . . . . . . . . . . . . . .              3,950       85,365
Philippine Long Distance Telephone Co.* (Philippines) . . . . .              2,025       52,390
Telecom Italia S.p.A. (Italy) . . . . . . . . . . . . . . . . .             25,775      102,073
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico). . . .                850       31,663
                                                                                  -------------
                                                                                        701,855
                                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES - 3.18%
Globe Telecom, Inc. (Philippines) . . . . . . . . . . . . . . .              2,725       45,763
Maxis Communications Berhad (Malaysia). . . . . . . . . . . . .             14,000       34,999
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .                134      232,740
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .            164,175    4,265,267
                                                                                  -------------
                                                                                      4,578,769
                                                                                  -------------
                                                                                      5,280,624
                                                                                  -------------

UTILITIES - 3.42%
ELECTRIC UTILITIES - 1.76%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . .            118,750    2,296,625
E.ON AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .              1,450      129,804
Korea Electric Power Corp. (KEPCO) - ADR (South Korea). . . . .              4,775       65,943
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .              1,825       42,523
                                                                                  -------------
                                                                                      2,534,895
                                                                                  -------------

MULTI-UTILITIES & UNREGULATED POWER - 1.66%
Aquila, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .             22,325       82,602
National Grid Transco plc (United Kingdom). . . . . . . . . . .              3,850       37,402
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             63,775    2,232,125
Suez S.A. (France). . . . . . . . . . . . . . . . . . . . . . .              1,125       30,248
                                                                                  -------------
                                                                                      2,382,377
                                                                                  -------------
                                                                                      4,917,272
                                                                                  -------------

TOTAL COMMON STOCKS
(Identified Cost $113,320,828). . . . . . . . . . . . . . . . .                     130,450,222
                                                                                  -------------

UNIT INVESTMENT TRUSTS - 0.08%
Nasdaq-100 Index Tracking Stock
(Identified Cost $118,798). . . . . . . . . . . . . . . . . . .              3,200      119,680
                                                                                  -------------

WARRANTS - 0.00%**
Lucent Technologies, Inc., 12/10/2007
(Identified Cost $65) . . . . . . . . . . . . . . . . . . . . .                 45           52
                                                                                  -------------

U.S. TREASURY BONDS - 7.68%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $9,975,922). . . . . . . . . . . . . . . . . .  $       9,885,000   11,049,186
                                                                                  -------------

SHORT-TERM INVESTMENTS - 1.32%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $1,891,352). . . . . . . . . . . . . . . . . .          1,891,352    1,891,352
                                                                                  -------------

TOTAL INVESTMENTS - 99.73%
(Identified Cost $125,306,965). . . . . . . . . . . . . . . . .                     143,510,492

OTHER ASSETS, LESS LIABILITIES - 0.27%. . . . . . . . . . . . .                         390,940
                                                                                  -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $ 143,901,432
                                                                                  =============




*Non-income  producing  security
**Less  than  0.01%.
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


FEDERAL  TAX  INFORMATION:

On January 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $125,619,339

Unrealized appreciation. . . . . . .  $ 19,564,764
Unrealized depreciation. . . . . . .    (1,673,611)
                                      -------------

Net unrealized appreciation. . . . .  $ 17,891,153
                                      =============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

ITEM  2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM  3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
March  29,  2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
March  29,  2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. March 29, 2005